Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended September 30, 2025

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 110.25%

ASSET-BACKED SECURITIES 3.91%

Automobiles 0.02%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$230,295	$230,226

Credit Card 0.14%
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,600,000	1,606,268

Other 3.75%
AGL CLO 26 Ltd. Series 2023-26A Class CR†	6.175% (3 mo. USD Term SOFR + 1.90%	)#	10/21/2038	950,000	951,642
AGL CLO 26 Ltd. Series 2023-26A Class D1R†	7.175% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2038	650,000	651,283
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero Coupon	#(a)	4/17/2038	928,500	583,776
AMMC CLO 32 Ltd. Series 2025-32A Class C†	6.205% (3 mo. USD Term SOFR + 2.00%	)#	10/17/2038	660,000	661,595
AMMC CLO 32 Ltd. Series 2025-32A Class D1†	7.055% (3 mo. USD Term SOFR + 2.85%	)#	10/17/2038	500,000	500,992
Apidos CLO XXVIII Ltd. Series 2017-28A Class BR†	6.124% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2038	630,000	630,610
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.06% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	770,000	770,856
ARES XLIV CLO Ltd. Series 2017-44A Class CRR†	7.044% (3 mo. USD Term SOFR + 2.75%	)#	4/15/2034	2,290,000	2,294,530
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	7.523%	#(a)	1/20/2038	600,000	461,173
Ballyrock CLO 30 Ltd. Series 2025-30A Class B†	6.075% (3 mo. USD Term SOFR + 1.85%	)#	10/25/2038	500,000	500,150
Ballyrock CLO 30 Ltd. Series 2025-30A Class C1†	7.075% (3 mo. USD Term SOFR + 2.85%	)#	10/25/2038	250,000	250,255
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(a)	4/15/2038	1,500,000	1,505,589

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	$1,240,000	$1,258,808
Canyon CLO Ltd. Series 2025-2A Class D1†	6.939% (3 mo. USD Term SOFR + 2.85%	)#	10/15/2038	500,000	500,891
Carlyle U.S. CLO Ltd. Series 2025-4A Class D1†	6.71% (3 mo. USD Term SOFR + 2.75%	)#	10/25/2037	1,250,000	1,256,881
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,469,616
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	1,055,000	1,072,921
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,205,455	1,223,523
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	451,910	437,164
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	693,000	718,401
Driven Brands Funding LLC Series 2025-1A Class A2†(b)	5.296%		10/20/2055	955,000	954,789
Dryden 87 CLO Ltd. Series 2021-87A Class BR†	5.967% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2038	750,000	753,492
Dryden 87 CLO Ltd. Series 2021-87A Class CR†	6.167% (3 mo. USD Term SOFR + 1.95%	)#	8/20/2038	1,000,000	1,005,699
Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A Class D1R†	7.133% (3 mo. USD Term SOFR + 2.90%	)#	10/25/2037	1,280,000	1,281,294
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	1,153,200	1,150,477
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	339,825	352,560
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	920,375	939,464
Madison Park Funding LXXIII Ltd. Series 2025-73A Class D1†	6.713% (3 mo. USD Term SOFR + 2.75%	)#	10/17/2038	500,000	501,119
Magnetite XLVIII Ltd. Series 2025-48A Class B†	5.892% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2038	1,700,000	1,704,772
OCP CLO Ltd. Series 2023-27A Class D1R2†	7.041% (3 mo. USD Term SOFR + 2.75%	)#	7/15/2038	1,030,000	1,041,900
OHA Credit Funding 10-R Ltd. Series 2021-10RA Class D1†	6.979% (3 mo. USD Term SOFR + 2.70%	)#	7/18/2038	750,000	756,897

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	$678,418	$689,238
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	1,175,000	1,189,274
Palmer Square CLO Ltd. Series 2021-3A Class D1R†	7.099% (3 mo. USD Term SOFR + 2.80%	)#	10/15/2038	1,370,000	1,376,279
Park Blue CLO Ltd. Series 2025-9A Class C†	6.081% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2038	1,270,000	1,277,454
Park Blue CLO Ltd. Series 2025-9A Class D1†	7.081% (3 mo. USD Term SOFR + 3.00%	)#	10/20/2038	480,000	485,692
Rockland Park CLO Ltd. Series 2021-1A Class CR†	6.138% (3 mo. USD Term SOFR + 1.85%	)#	7/20/2038	500,000	501,780
Rockland Park CLO Ltd. Series 2021-1A Class D1R†	7.188% (3 mo. USD Term SOFR + 2.90%	)#	7/20/2038	1,400,000	1,418,544
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,134,157	1,122,564
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.503% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	1,356,000	1,357,013
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	394,141	410,586
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	645,125	674,947
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	729,487	729,313
Sycamore Tree CLO Ltd. Series 2025-7A Class D1†	7.282% (3 mo. USD Term SOFR + 3.00%	)#	8/28/2038	920,000	921,990
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	902,104	907,429
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	1,070,000	1,109,563
Wise CLO Ltd. Series 2025-4A Class C†	6.193% (3 mo. USD Term SOFR + 1.96%	)#	9/20/2038	900,000	901,096
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	490,050	506,245
Total					43,722,126
Total Asset-Backed Securities (cost $45,101,506)					45,558,620

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
COMMON STOCKS 6.91%

Aerospace & Defense 0.34%
L3Harris Technologies, Inc.	2,492	$761,082
Mercury Systems, Inc.*	7,472	578,333
Rocket Lab Corp.*	32,036	1,534,845
Saab AB Class B(c)	17,440	1,071,552
Total		3,945,812

Automobile Components 0.15%
Dorman Products, Inc.*	7,474	1,165,047
Hesai Group ADR*	21,209	595,973
Total		1,761,020

Banks 0.13%
East West Bancorp, Inc.	8,972	955,069
NU Holdings Ltd. Class A (Brazil)*(d)	37,301	597,189
Total		1,552,258

Beverages 0.14%
Monster Beverage Corp.*	17,442	1,174,021
Vita Coco Co., Inc.*	11,710	497,324
Total		1,671,345

Biotechnology 0.47%
Alnylam Pharmaceuticals, Inc.*	2,492	1,136,352
Argenx SE ADR*	1,645	1,213,286
Caris Life Sciences, Inc.*	42,418	1,283,144
Incyte Corp.*	13,453	1,140,949
Rhythm Pharmaceuticals, Inc.*	7,224	729,552
Total		5,503,283

Broadline Retail 0.33%
Alibaba Group Holding Ltd. ADR	5,232	935,115
Coupang, Inc.*	39,856	1,283,363
eBay, Inc.	6,229	566,528
Ollie’s Bargain Outlet Holdings, Inc.*	8,470	1,087,548
Total		3,872,554

Building Products 0.05%
Zurn Elkay Water Solutions Corp.	12,454	585,712

Capital Markets 0.10%
Robinhood Markets, Inc. Class A*	8,472	1,213,021

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Chemicals 0.17%
Hawkins, Inc.	10,863	$1,984,887

Communications Equipment 0.22%
Arista Networks, Inc.*	12,457	1,815,109
Lumentum Holdings, Inc.*	4,484	729,592
Total		2,544,701

Consumer Finance 0.17%
Capital One Financial Corp.	2,616	556,109
SoFi Technologies, Inc.*	54,856	1,449,296
Total		2,005,405

Consumer Staples Distribution & Retail 0.09%
Dollar Tree, Inc.*	11,209	1,057,793

Electric: Utilities 0.23%
EDP SA(c)	249,080	1,182,125
Frontera Generation Holdings LLC*	9,472	94,720
IDACORP, Inc.	10,463	1,382,685
Total		2,659,530

Electrical Equipment 0.13%
NEXTracker, Inc. Class A*	17,442	1,290,534
Powell Industries, Inc.	800	243,848
Total		1,534,382

Electronic Equipment, Instruments & Components 0.16%
TE Connectivity PLC (Ireland)(d)	4,236	929,929
Teledyne Technologies, Inc.*	1,620	949,385
Total		1,879,314

Energy Equipment & Services 0.07%
TechnipFMC PLC (United Kingdom)(d)	20,673	815,550

Entertainment 0.24%
NetEase, Inc.(c)	41,100	1,248,303
ROBLOX Corp. Class A*	11,212	1,553,086
Total		2,801,389

Financial Services 0.20%
Affirm Holdings, Inc.*	14,951	1,092,619
Rocket Cos., Inc. Class A(e)	64,763	1,255,107
Total		2,347,726

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Food Products 0.09%
Vital Farms, Inc.*	26,165	$1,076,690

Ground Transportation 0.20%
Ryder System, Inc.	3,114	587,425
Uber Technologies, Inc.*	17,439	1,708,499
Total		2,295,924

Health Care Equipment & Supplies 0.18%
Artivion, Inc.*	14,957	633,280
IDEXX Laboratories, Inc.*	2,243	1,433,030
Total		2,066,310

Health Care Providers & Services 0.12%
Guardant Health, Inc.*	22,447	1,402,489

Health Care Technology 0.17%
Doximity, Inc. Class A*	11,961	874,947
HeartFlow, Inc.*	33,670	1,133,332
Total		2,008,279

Hotels, Restaurants & Leisure 0.23%
DoorDash, Inc. Class A*	4,486	1,220,147
Wynn Resorts Ltd.	11,761	1,508,584
Total		2,728,731

Household Durables 0.04%
DR Horton, Inc.	2,851	483,159

Information Technology Services 0.31%
Cloudflare, Inc. Class A*	8,096	1,737,320
Shopify, Inc. Class A (Canada)*(d)	12,475	1,853,910
Total		3,591,230

Interactive Media & Services 0.11%
Reddit, Inc. Class A*	5,481	1,260,575

Machinery 0.10%
Lindsay Corp.	8,353	1,174,098

Metals & Mining 0.23%
Agnico Eagle Mines Ltd. (Canada)(d)	3,864	651,316
Fresnillo PLC(c)	37,364	1,191,863
Harmony Gold Mining Co. Ltd. ADR	44,846	813,955
Total		2,657,134

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Miscellaneous Financials 0.02%
Utex Industries*	8,205	$250,765

Oil, Gas & Consumable Fuels 0.26%
APA Corp.	49,826	1,209,775
Cameco Corp. (Canada)(d)	12,461	1,044,980
Imperial Oil Ltd.(c)	8,970	813,339
Total		3,068,094

Personal Care Products 0.17%
elf Beauty, Inc.*	9,973	1,321,223
Gibson Brands Private Equity*	9,315	605,475
Total		1,926,698

Pharmaceuticals 0.10%
Galderma Group AG(c)	6,726	1,189,158

Semiconductors & Semiconductor Equipment 0.55%
Astera Labs, Inc.*	5,697	1,115,473
Credo Technology Group Holding Ltd.*	6,478	943,261
Monolithic Power Systems, Inc.	1,171	1,078,069
Nova Ltd. (Israel)*(d)	3,762	1,202,561
Rambus, Inc.*	9,968	1,038,666
SiTime Corp.*	3,239	975,943
Total		6,353,973

Software 0.23%
AppLovin Corp. Class A*	1,819	1,307,024
JFrog Ltd.*	28,395	1,343,936
Total		2,650,960

Specialty Retail 0.34%
Aritzia, Inc.*(c)	14,204	859,160
Carvana Co.*	3,862	1,456,901
Claire’s Holdings LLC*	1,067	–	(f)
Ulta Beauty, Inc.*	2,991	1,635,329
Total		3,951,390

Trading Companies & Distributors 0.06%
Ferguson Enterprises, Inc.	1,494	335,523
WESCO International, Inc.	1,495	316,192
Total		651,715

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	2,356	121,776
Total Common Stocks (cost $78,038,950)		80,644,830

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 71.23%

Aerospace/Defense 2.06%
ATI, Inc.	7.25%	8/15/2030	$1,596,000	$1,676,582
Boeing Co.	5.15%	5/1/2030	1,000,000	1,026,498
Boeing Co.	5.805%	5/1/2050	1,169,000	1,168,665
Boeing Co.	6.528%	5/1/2034	2,726,000	3,015,665
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	1,112,000	1,160,532
Czechoslovak Group AS (Czechia)†(d)	6.50%	1/10/2031	1,121,000	1,158,714
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	2,453,000	2,498,197
Embraer Netherlands Finance BV (Netherlands)(b)(d)	5.40%	1/9/2038	1,674,000	1,670,870
HEICO Corp.	5.35%	8/1/2033	1,237,000	1,284,086
Spirit AeroSystems, Inc.	4.60%	6/15/2028	1,674,000	1,673,299
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,361,991
TransDigm, Inc.	4.625%	1/15/2029	2,351,000	2,305,938
TransDigm, Inc.†	6.00%	1/15/2033	1,123,000	1,136,435
TransDigm, Inc.†	6.75%	1/31/2034	1,208,000	1,249,886
TransDigm, Inc.†	6.875%	12/15/2030	1,632,000	1,692,433
Total				24,079,791

Agriculture 0.59%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,229,054
Bunge Ltd. Finance Corp.	3.20%	4/21/2031	955,000	894,854
Bunge Ltd. Finance Corp.	5.25%	4/21/2032	1,306,000	1,346,857
Imperial Brands Finance PLC (United Kingdom)†(d)	5.625%	7/1/2035	866,000	883,789
Japan Tobacco, Inc. (Japan)†(d)	5.85%	6/15/2035	1,026,000	1,093,176
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	1,273,000	1,429,913
Total				6,877,643

Airlines 1.91%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,208,821	1,211,624
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	521,710	502,249
American Airlines, Inc.†(e)	7.25%	2/15/2028	1,188,000	1,218,044
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,751,487	6,782,377
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.308%	10/20/2031	1,756,000	1,748,868
British Airways Pass-Through Trust Class AA (United Kingdom)†(d)	3.30%	6/15/2034	564,719	535,070
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%	5/15/2034	422,424	412,740

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	$1,446,135	$1,454,869
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,858,000	1,886,106
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	752,877	697,137
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	682,815	694,527
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,218,768	2,290,153
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,257,645	1,305,179
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	859,988	884,628
United Airlines, Inc.†	4.625%	4/15/2029	696,000	685,869
Total				22,309,440

Apparel 0.05%
Gildan Activewear, Inc. (Canada)†(b)(d)	5.40%	10/7/2035	573,000	573,363

Auto Manufacturers 1.23%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,261,000	1,165,980
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%	3/31/2029	1,667,000	1,633,653
Ford Motor Credit Co. LLC	3.625%	6/17/2031	677,000	615,916
Ford Motor Credit Co. LLC	6.125%	3/8/2034	1,187,000	1,193,363
General Motors Financial Co., Inc.	5.45%	9/6/2034	1,133,000	1,140,435
Nissan Motor Acceptance Co. LLC†	5.30%	9/13/2027	255,000	254,898
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	1,762,000	1,763,703
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	404,000	420,907
Nissan Motor Co. Ltd. (Japan)†(d)	4.345%	9/17/2027	798,000	783,545
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%	9/17/2030	3,242,000	3,056,184
Nissan Motor Co. Ltd. (Japan)†(d)	7.75%	7/17/2032	978,000	1,035,710
Nissan Motor Co. Ltd. (Japan)†(d)	8.125%	7/17/2035	1,191,000	1,279,277
Total				14,343,571

Auto Parts & Equipment 0.90%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	5/15/2028	1,057,000	1,081,165
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	1,107,000	1,132,223
Forvia SE (France)†(d)	6.75%	9/15/2033	1,165,000	1,182,689
Goodyear Tire & Rubber Co.(e)	6.625%	7/15/2030	900,000	913,900
Tenneco, Inc.†	8.00%	11/17/2028	1,704,000	1,708,338
ZF North America Capital, Inc.†	6.75%	4/23/2030	1,158,000	1,130,931
ZF North America Capital, Inc.†	6.875%	4/14/2028	1,064,000	1,079,545
ZF North America Capital, Inc.†	7.125%	4/14/2030	2,335,000	2,313,920
Total				10,542,711

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 5.54%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$1,600,000	$1,447,270
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%	)#	5/15/2031		337,000	347,094
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		2,645,000	–	(f)
ANZ Bank New Zealand Ltd. (New Zealand)†(d)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		935,000	970,912
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,169,650
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		2,525,000	2,794,427
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%	)#	5/1/2031		950,000	885,281
Banco Santander SA (Spain)(d)	8.00% (5 yr. CMT + 3.91%	)#	–	(g)	600,000	661,990
Bancolombia SA (Colombia)(d)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		728,000	786,804
Bank OZK(e)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	2,034,366
Barclays PLC (United Kingdom)(d)(e)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(g)	1,152,000	1,222,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,228,462
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,232,495
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(g)	1,890,000	1,943,500
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,134,295
Credit Agricole SA (France)†(d)	4.75% (5 yr. CMT + 3.24%	)#	–	(g)	3,166,000	3,045,172
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		3,219,000	3,539,488
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		941,000	956,518
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		1,278,000	1,295,958

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		$886,000	$912,901
First Republic Bank	4.375%		8/1/2046		1,248,000	3,594
First Republic Bank	4.625%		2/13/2047		500,000	1,875
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,641,000
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,346,907
Freedom Mortgage Corp.†	12.25%		10/1/2030		402,000	448,788
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(g)	1,170,000	1,216,751
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	957,223
HSBC Holdings PLC (United Kingdom)(d)(e)	6.95% (5 yr. CMT + 3.19%	)#	–	(g)	1,139,000	1,201,650
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,615,000	1,681,315
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(g)	883,000	881,601
KeyBank NA	3.90%		4/13/2029		1,946,000	1,904,432
Macquarie Bank Ltd. (United Kingdom)(d)(e)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(g)	501,000	509,436
NatWest Group PLC (United Kingdom)(d)	8.125% (5 yr. CMT + 3.75%	)#	–	(g)	1,159,000	1,306,604
Nordea Bank Abp (Finland)†(d)(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(g)	677,000	685,121
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(g)	1,256,000	1,220,930
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	967,801
Societe Generale SA (France)†(d)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,150,918
South State Bank NA	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,407,370
Standard Chartered PLC (United Kingdom)†(d)(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		1,470,000	1,580,396
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(g)	1,341,000	1,385,041
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%	)#	–	(g)	669,000	700,301

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		$935,000	$970,997
Toronto-Dominion Bank (Canada)(d)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		1,119,000	1,122,967
UBS Group AG (Switzerland)†(d)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(g)	1,261,000	1,295,911
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(g)	1,209,000	1,336,784
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%	)#	–	(g)	802,000	956,234
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,429,239
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,587,001
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		3,026,000	2,942,482
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		1,140,000	1,212,356
Total						64,661,608

Beverages 0.14%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	916,976
Coca-Cola Femsa SAB de CV (Mexico)(d)	5.10%		5/6/2035		713,000	719,190
Total						1,636,166

Biotechnology 0.15%
Royalty Pharma PLC	5.40%		9/2/2034		1,702,000	1,738,886

Building Materials 1.34%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	837,282
Amrize Finance U.S. LLC†	5.40%		4/7/2035		659,000	679,262
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,275,000	1,200,122
Builders FirstSource, Inc.†	6.375%		6/15/2032		1,079,000	1,116,302
CP Atlas Buyer, Inc.†(e)	12.75%		1/15/2031		301,000	300,872
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		3,301,000	3,397,386
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		1,145,000	1,190,593
Griffon Corp.	5.75%		3/1/2028		819,000	819,963
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		1,800,000	1,757,904
Quikrete Holdings, Inc.†	6.375%		3/1/2032		1,671,000	1,732,199
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,740,000	1,741,997
Standard Industries, Inc.†	4.375%		7/15/2030		891,000	854,852
Total						15,628,734

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals 1.66%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		$2,077,220	$828,788
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029		2,408,469	2,231,129
Cabot Corp.	5.00%	6/30/2032		1,611,000	1,633,067
Celanese U.S. Holdings LLC	6.665%	7/15/2027		1,496,000	1,535,623
Celanese U.S. Holdings LLC(e)	6.75%	4/15/2033		1,153,000	1,148,856
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.50%	2/13/2035		696,000	730,920
Olin Corp.	5.00%	2/1/2030		1,347,000	1,316,951
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028		1,206,000	1,160,762
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		1,429,000	1,449,592
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		1,141,000	1,115,907
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029		1,575,000	1,542,898
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033		1,181,000	1,185,640
Syensqo Finance America LLC†	5.65%	6/4/2029		1,429,000	1,480,630
Tronox, Inc.†	4.625%	3/15/2029		1,484,000	969,455
WR Grace Holdings LLC†	6.625%	8/15/2032		1,101,000	1,089,335
Total					19,419,553

Coal 0.23%
SunCoke Energy, Inc.†	4.875%	6/30/2029		1,912,000	1,788,811
Warrior Met Coal, Inc.†	7.875%	12/1/2028		849,000	865,275
Total					2,654,086

Commercial Services 3.23%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	164,000	199,932
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%	5/21/2030		$1,256,000	1,302,221
Allied Universal Holdco LLC†	7.875%	2/15/2031		1,947,000	2,043,125
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029		1,823,000	1,793,757
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		1,545,000	1,589,318
Ashtead Capital, Inc.†	5.50%	8/11/2032		892,000	923,762
Ashtead Capital, Inc.†	5.80%	4/15/2034		486,000	509,575
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		3,376,000	3,533,949
Block, Inc.	6.50%	5/15/2032		1,949,000	2,018,757
CoreCivic, Inc.	8.25%	4/15/2029		1,204,000	1,272,895
EquipmentShare.com, Inc.†	8.625%	5/15/2032		1,109,000	1,198,711
EquipmentShare.com, Inc.†	9.00%	5/15/2028		2,756,000	2,919,908
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028		717,000	735,613

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
GEO Group, Inc.	8.625%		4/15/2029		$2,243,000	$2,376,133
GXO Logistics, Inc.	2.65%		7/15/2031		1,389,000	1,238,681
GXO Logistics, Inc.	6.25%		5/6/2029		1,090,000	1,145,162
Herc Holdings, Inc.†	7.25%		6/15/2033		1,016,000	1,061,412
Hertz Corp.†(h)	Zero Coupon		10/15/2024		987,000	54,285
Hertz Corp.†	Zero Coupon		1/15/2028		1,887,000	301,920
Hertz Corp.†(e)	5.00%		12/1/2029		1,923,000	1,535,877
Hertz Corp.†	12.625%		7/15/2029		2,643,000	2,804,453
ITR Concession Co. LLC†	5.183%		7/15/2035		785,000	770,535
J Paul Getty Trust	4.905%		4/1/2035		1,199,000	1,230,447
Quanta Services, Inc.	5.25%		8/9/2034		1,123,000	1,152,107
Rentokil Terminix Funding LLC†	5.625%		4/28/2035		1,440,000	1,486,385
Rollins, Inc.	5.25%		2/24/2035		1,681,000	1,711,788
Sotheby’s†	7.375%		10/15/2027		752,000	753,641
Total						37,664,349

Computers 0.75%
CACI International, Inc.†	6.375%		6/15/2033		988,000	1,020,407
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		4,608,000	4,396,281
NCR Atleos Corp.†	9.50%		4/1/2029		1,485,000	1,608,637
NetApp, Inc.	2.70%		6/22/2030		518,000	479,742
Western Digital Corp.	3.10%		2/1/2032		1,421,000	1,286,452
Total						8,791,519

Cosmetics/Personal Care 0.37%
Opal Bidco SAS (France)†(d)	6.50%		3/31/2032		1,593,000	1,633,822
Perrigo Finance Unlimited Co. (Ireland)(d)	4.90%		6/15/2030		1,197,000	1,169,335
Perrigo Finance Unlimited Co. (Ireland)(d)	6.125%		9/30/2032		1,489,000	1,500,220
Total						4,303,377

Distribution/Wholesale 0.32%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		1,214,000	1,190,712
LKQ Corp.(e)	6.25%		6/15/2033		1,344,000	1,435,016
Marubeni Corp. (Japan)†(d)(e)	5.383%		4/1/2035		1,079,000	1,113,076
Total						3,738,804

Diversified Financial Services 4.24%
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,190,138
Ally Financial, Inc.(e)	6.70%		2/14/2033		2,277,000	2,373,151
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		1,346,000	1,384,566
Capital One Financial Corp.	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(g)	1,166,000	1,169,205

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Coinbase Global, Inc.†	3.375%		10/1/2028	$3,207,000	$3,046,355
Coinbase Global, Inc.†	3.625%		10/1/2031	1,249,000	1,115,582
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	1,165,000	1,170,743
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	1,794,000	1,910,255
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	1,689,000	1,778,408
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	2,161,000	2,289,210
ILFC E-Capital Trust I†	6.27%	#(a)	12/21/2065	1,806,000	1,527,647
ILFC E-Capital Trust II†	6.52%	#(a)	12/21/2065	836,000	718,092
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	896,000	875,450
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	2,010,000	2,089,223
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	1,531,000	1,607,056
LPL Holdings, Inc.	5.75%		6/15/2035	880,000	903,132
LPL Holdings, Inc.	6.00%		5/20/2034	1,574,000	1,645,664
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	2,152,000	2,308,553
Navient Corp.	5.50%		3/15/2029	816,000	800,578
Navient Corp.	6.75%		6/15/2026	1,077,000	1,090,132
Navient Corp.(e)	7.875%		6/15/2032	1,437,000	1,513,891
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,209,189
OneMain Finance Corp.	6.125%		5/15/2030	1,295,000	1,312,411
OneMain Finance Corp.	7.50%		5/15/2031	1,623,000	1,698,051
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	440,000	436,548
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	2,055,000	2,130,998
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	1,138,000	1,185,969
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	1,190,000	1,263,771
Rocket Cos., Inc.†	6.375%		8/1/2033	1,701,000	1,757,752
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033	1,269,000	1,159,883
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030	532,000	551,642
Synchrony Financial	7.25%		2/2/2033	2,687,000	2,868,652
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	1,306,000	1,351,598
Total					49,433,495

Electric 4.38%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	1,226,000	1,272,687
AES Panama Generation Holdings SRL (Panama)(d)	4.375%		5/31/2030	1,240,965	1,173,637
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	398,000	398,902

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Alpha Generation LLC†	6.75%		10/15/2032		$1,132,000	$1,169,356
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%	)#	3/15/2056		477,000	478,863
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,779,515
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		959,000	1,007,066
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056		1,022,000	1,024,555
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,098,686
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(d)	8.65%		1/24/2033		1,161,000	1,215,451
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,048,374
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,485,778
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,248,732
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056		1,103,000	1,111,237
DPL LLC	4.35%		4/15/2029		1,459,000	1,433,341
Energuate Trust 2 0 (Cayman Islands)†(d)	6.35%		9/15/2035		1,130,000	1,138,488
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		1,690,000	1,733,746
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,150,572
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,338,535
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,917,700
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		1,114,760	1,107,298
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,660,591
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(g)	2,111,000	2,307,684
Pacific Gas & Electric Co.	6.15%		1/15/2033		1,631,000	1,727,493
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,377,315
Pike Corp.†	5.50%		9/1/2028		1,595,000	1,591,205
Pike Corp.†	8.625%		1/31/2031		792,000	850,606
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	977,129
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		1,411,000	1,443,742
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,313,922
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,225,626
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(g)	1,135,000	1,153,160
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(g)	384,000	422,555
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,748,000	3,672,275
Total						51,055,822

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.35%
Allegion U.S. Holding Co., Inc.	5.60%	5/29/2034		$709,000	$740,934
Flex Ltd.	5.25%	1/15/2032		942,000	966,244
Imola Merger Corp.†	4.75%	5/15/2029		886,000	862,521
Trimble, Inc.	6.10%	3/15/2033		1,426,000	1,533,633
Total					4,103,332

Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,284,031	2,317,047

Engineering & Construction 0.76%
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,326,058
Heathrow Finance PLC	6.625%	3/1/2031	GBP	2,196,000	2,980,709
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,149,970
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,096,710
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(d)	6.60%	6/15/2035		1,174,000	1,201,149
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%	12/7/2028		1,080,000	1,129,313
Total					8,883,909

Entertainment 1.82%
Boyne USA, Inc.†	4.75%	5/15/2029		1,174,000	1,152,585
Bracelet Holdings, Inc.†	9.25%	7/2/2028		1,821,000	1,754,716	(f)
Caesars Entertainment, Inc.†	4.625%	10/15/2029		1,956,000	1,871,619
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,594,296
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,764,448
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029		843,000	871,058
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,984,000	1,929,976
Resorts World Las Vegas LLC/RWLV Capital, Inc.†(e)	4.625%	4/16/2029		2,000,000	1,812,001
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,355,800
Warnermedia Holdings, Inc.	4.279%	3/15/2032		2,012,000	1,846,010
Warnermedia Holdings, Inc.	5.05%	3/15/2042		2,514,000	2,008,548
Warnermedia Holdings, Inc.	5.141%	3/15/2052		1,503,000	1,121,614
WMG Acquisition Corp.†	3.75%	12/1/2029		1,209,000	1,154,128
Total					21,236,799

Environmental Control 0.15%
Madison IAQ LLC†	5.875%	6/30/2029		1,718,000	1,698,707

Food 1.33%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		1,795,000	1,703,600

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		$687,000	$703,639
Alicorp SAA†	7.40%		6/16/2032	PEN	4,397,000	1,284,475
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$692,000	731,186
Gruma SAB de CV (Mexico)†(d)	5.39%		12/9/2034		1,154,000	1,181,696
Grupo Nutresa SA (Colombia)†(d)	9.00%		5/12/2035		1,082,000	1,229,477
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		1,505,000	1,446,859
McCormick & Co., Inc.	4.95%		4/15/2033		934,000	952,876
Performance Food Group, Inc.†	6.125%		9/15/2032		1,790,000	1,835,754
Post Holdings, Inc.†	4.625%		4/15/2030		1,218,000	1,175,574
Smithfield Foods, Inc.†	5.20%		4/1/2029		2,021,000	2,048,567
U.S. Foods, Inc.†	4.75%		2/15/2029		1,241,000	1,223,869
Total						15,517,572

Forest Products & Paper 0.16%
LD Celulose International GmbH (Austria)†(d)	7.95%		1/26/2032		723,000	764,860
Mercer International, Inc. (Canada)†(d)	12.875%		10/1/2028		1,167,000	1,063,495
Total						1,828,355

Gas 0.38%
National Fuel Gas Co.	5.50%		3/15/2030		1,127,000	1,165,579
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055		1,129,000	1,170,060
Snam SpA (Italy)†(d)	5.75%		5/28/2035		637,000	661,052
Snam SpA (Italy)†(d)	6.50%		5/28/2055		446,000	479,389
Southwest Gas Corp.	4.05%		3/15/2032		1,055,000	1,014,922
Total						4,491,002

Health Care-Products 0.28%
Bausch & Lomb Corp. (Canada)†(d)	8.375%		10/1/2028		1,066,000	1,112,304
Medline Borrower LP†	5.25%		10/1/2029		1,143,000	1,133,963
Solventum Corp.	5.60%		3/23/2034		1,012,000	1,054,160
Total						3,300,427

Health Care-Services 1.28%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		2,561,000	2,216,439
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		3,148,000	2,850,669
Concentra Health Services, Inc.†	6.875%		7/15/2032		578,000	600,907
DaVita, Inc.†	4.625%		6/1/2030		2,469,000	2,368,262
HCA, Inc.	5.75%		3/1/2035		1,101,000	1,151,600
LifePoint Health, Inc.†	11.00%		10/15/2030		996,000	1,098,993
Molina Healthcare, Inc.†	3.875%		11/15/2030		1,975,000	1,829,098
Team Health Holdings, Inc.†	8.375%		6/30/2028		517,000	528,591

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
Tenet Healthcare Corp.	6.75%		5/15/2031		$1,057,000	$1,095,130
Universal Health Services, Inc.	5.05%		10/15/2034		1,204,000	1,175,694
Total						14,915,383

Holding Companies-Diversified 0.14%
Benteler International AG†	7.25%		6/15/2031	EUR	516,000	648,506
Clue Opco LLC†	9.50%		10/15/2031		$869,000	930,159
Total						1,578,665

Home Builders 0.49%
Century Communities, Inc.†	3.875%		8/15/2029		1,468,000	1,382,346
Century Communities, Inc.†	6.625%		9/15/2033		849,000	857,069
LGI Homes, Inc.†	7.00%		11/15/2032		2,412,000	2,357,730
PulteGroup, Inc.	6.375%		5/15/2033		1,041,000	1,136,367
Total						5,733,512

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%		3/15/2029		446,000	439,305

Insurance 1.67%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		2,130,000	2,169,448
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031		952,000	996,905
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032		2,036,000	2,142,044
Arthur J Gallagher & Co.	5.15%		2/15/2035		1,108,000	1,121,891
First American Financial Corp.	5.45%		9/30/2034		541,000	542,925
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054		1,325,000	1,404,167
Hanwha Life Insurance Co. Ltd. (South Korea)†(d)	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055		709,000	743,174
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031		1,222,000	1,259,089
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	8.125%		2/15/2032		1,134,000	1,177,543
HUB International Ltd.†	7.25%		6/15/2030		1,322,000	1,379,732
HUB International Ltd.†	7.375%		1/31/2032		909,000	947,145
NMI Holdings, Inc.	6.00%		8/15/2029		944,000	976,842
Old Republic International Corp.	5.75%		3/28/2034		1,098,000	1,145,481
Panther Escrow Issuer LLC†	7.125%		6/1/2031		1,069,000	1,112,634

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Swiss RE Subordinated Finance PLC (United Kingdom)†(d)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	$1,200,000	$1,246,176
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,172,742
Total					19,537,938

Internet 0.32%
Meituan (China)†(d)	4.625%		10/2/2029	1,688,000	1,691,501
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029	813,000	914,921
Tencent Holdings Ltd. (China)†(d)	3.595%		1/19/2028	1,078,000	1,070,359
Total					3,676,781

Iron-Steel 0.61%
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	1,172,000	1,185,144
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	1,154,000	1,189,843
Commercial Metals Co.	4.375%		3/15/2032	791,000	747,133
CSN Inova Ventures (Cayman Islands)(d)	6.75%		1/28/2028	200,000	194,428
Samarco Mineracao SA (Brazil)(d)	9.50%		6/30/2031	2,552,897	2,567,742
U.S. Steel Corp.	6.875%		3/1/2029	1,216,000	1,224,644
Total					7,108,934

Leisure Time 1.03%
Carnival Corp.†	4.00%		8/1/2028	1,177,000	1,160,935
Carnival Corp.†	5.75%		3/15/2030	1,670,000	1,706,166
Carnival Corp.†	6.125%		2/15/2033	1,317,000	1,350,802
NCL Corp. Ltd.†	6.75%		2/1/2032	1,717,000	1,766,890
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	3,181,000	3,245,881
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	1,121,000	1,150,013
Sabre GLBL, Inc.†	8.625%		6/1/2027	478,000	485,153
Viking Cruises Ltd.†	9.125%		7/15/2031	1,060,000	1,138,498
Total					12,004,338

Lodging 1.77%
Choice Hotels International, Inc.	5.85%		8/1/2034	1,659,000	1,697,678
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	1,102,000	1,139,084
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	807,000	739,337
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	1,268,000	1,220,710
Hilton Domestic Operating Co., Inc.†	5.875%		3/15/2033	1,601,000	1,635,439
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032	1,343,000	1,364,957
Melco Resorts Finance Ltd. (Hong Kong)(d)	5.375%		12/4/2029	504,000	496,535
Melco Resorts Finance Ltd. (Hong Kong)†(d)	6.50%		9/24/2033	1,190,000	1,193,915
Melco Resorts Finance Ltd. (Hong Kong)†(d)	7.625%		4/17/2032	645,000	676,664

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	$2,826,000	$2,660,515
Sands China Ltd. (Macau)(d)	4.375%	6/18/2030	2,240,000	2,204,030
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	1,442,000	1,476,213
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	1,863,000	1,796,445
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	1,193,000	1,193,805
Wynn Macau Ltd. (Macau)†(d)	6.75%	2/15/2034	1,146,000	1,162,527
Total				20,657,854

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	900,466

Machinery-Diversified 0.83%
GrafTech Global Enterprises, Inc.†(e)	9.875%	12/23/2029	1,369,000	1,173,918
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	1,067,000	1,116,553
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	1,086,000	971,077
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	1,794,000	1,874,237
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,127,949
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,232,894
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,139,000	1,135,844
Total				9,632,472

Media 3.05%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	2,071,931
AMC Networks, Inc.†	10.25%	1/15/2029	1,080,000	1,138,995
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,730,627
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	1,774,000	1,763,510
CSC Holdings LLC†	4.125%	12/1/2030	471,000	308,818
CSC Holdings LLC†	4.625%	12/1/2030	5,975,000	2,101,746
CSC Holdings LLC†	5.375%	2/1/2028	820,000	719,705
CSC Holdings LLC†	5.75%	1/15/2030	2,193,000	837,529
CSC Holdings LLC†	6.50%	2/1/2029	875,000	647,470
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	2,096,349
Directv Financing LLC†	8.875%	2/1/2030	1,229,000	1,215,446
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	476,000	475,825
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	581,000	580,583
DISH DBS Corp.	5.125%	6/1/2029	2,478,000	2,121,205
EW Scripps Co.†	9.875%	8/15/2030	1,805,000	1,695,911
Gray Media, Inc.†	5.375%	11/15/2031	4,122,000	3,099,260
Gray Media, Inc.†(e)	9.625%	7/15/2032	776,000	793,470

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Gray Media, Inc.†	10.50%	7/15/2029	$1,084,000	$1,172,976
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,163,552
Sinclair Television Group, Inc.†	8.125%	2/15/2033	1,139,000	1,169,838
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,733,312
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,406,652
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	2,518,000	2,340,941
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,453,000	2,220,978
Total				35,606,629

Metal Fabricate-Hardware 0.20%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	1,215,000	1,181,582
Vallourec SACA (France)†(d)	7.50%	4/15/2032	1,088,000	1,160,586
Total				2,342,168

Mining 2.68%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	1,062,000	1,117,231
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	1,083,000	1,137,233
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029	1,456,000	1,514,917
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	1,737,000	1,790,654
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	2/15/2034	522,000	540,071
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033	1,229,000	1,299,184
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	2,292,000	2,411,214
Fortescue Treasury Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	1,218,000	1,163,717
Fortescue Treasury Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	1,345,000	1,390,875
Freeport Indonesia PT (Indonesia)(d)(e)	6.20%	4/14/2052	1,115,000	1,141,516
Freeport-McMoRan, Inc.(e)	5.40%	11/14/2034	1,782,000	1,827,423
Fresnillo PLC (Mexico)(d)	4.25%	10/2/2050	200,000	158,794
Glencore Funding LLC†	5.673%	4/1/2035	878,000	913,018
Hecla Mining Co.	7.25%	2/15/2028	661,000	667,509
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,441,348
Kinross Gold Corp. (Canada)(d)	6.25%	7/15/2033	1,873,000	2,045,940
Minera Mexico SA de CV (Mexico)†(d)	5.625%	2/12/2032	2,352,000	2,429,616
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	15,172	–	(f)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.75%	5/14/2030	1,862,000	1,959,602
Navoi Mining & Metallurgical Combinat (Uzbekistan)(d)	6.95%	10/17/2031	225,000	240,185
Nexa Resources SA (Brazil)†(d)	6.60%	4/8/2037	1,202,000	1,239,783
Novelis Corp.†	4.75%	1/30/2030	2,021,000	1,951,261

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Novelis Corp.†	6.875%		1/30/2030		$1,719,000	$1,783,985
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(d)	5.854%		5/13/2032		1,093,000	1,137,998
Total						31,303,074

Miscellaneous Manufacturing 0.12%
Axon Enterprise, Inc.†	6.125%		3/15/2030		770,000	792,736
Axon Enterprise, Inc.†	6.25%		3/15/2033		551,000	568,520
Total						1,361,256

Office/Business Equipment 0.24%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		1,131,000	1,160,351
Zebra Technologies Corp.†	6.50%		6/1/2032		1,613,000	1,657,980
Total						2,818,331

Oil & Gas 4.63%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		1,599,000	1,668,782
Antero Resources Corp.†	5.375%		3/1/2030		1,119,000	1,126,332
APA Corp.	4.25%		1/15/2030		1,119,000	1,084,121
APA Corp.	4.75%		4/15/2043		401,000	308,429
APA Corp.	6.10%		2/15/2035		1,153,000	1,179,152
APA Corp.	6.75%		2/15/2055		1,193,000	1,203,661
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		1,116,000	1,148,307
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,854,378	1,846,531
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%	)#	–	(g)	1,057,000	1,129,958
California Resources Corp.†(b)	7.00%		1/15/2034		662,000	657,857
Caturus Energy LLC†	8.50%		2/15/2030		1,114,000	1,160,753
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,485,453
Civitas Resources, Inc.†	8.625%		11/1/2030		1,096,000	1,135,921
Comstock Resources, Inc.†	6.75%		3/1/2029		572,000	571,463
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	867,426
Crescent Energy Finance LLC†	7.375%		1/15/2033		1,183,000	1,152,792
Ecopetrol SA (Colombia)(d)	5.875%		5/28/2045		2,361,000	1,807,494
Global Marine, Inc.	7.00%		6/1/2028		214,000	208,115
HF Sinclair Corp.	5.50%		9/1/2032		1,146,000	1,165,748
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		1,172,000	1,130,733
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		855,000	848,157
Long Ridge Energy LLC†	8.75%		2/15/2032		1,615,000	1,661,202
Matador Resources Co.†	6.50%		4/15/2032		1,172,000	1,184,035

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%	6/30/2031	$2,039,699	$1,751,224
Occidental Petroleum Corp.	5.375%	1/1/2032	615,000	625,930
Occidental Petroleum Corp.(e)	5.55%	10/1/2034	1,052,000	1,068,037
Occidental Petroleum Corp.	6.125%	1/1/2031	921,000	970,859
Occidental Petroleum Corp.	6.60%	3/15/2046	1,103,000	1,154,083
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,138,430
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,156,079
ORLEN SA (Poland)†(d)	6.00%	1/30/2035	993,000	1,039,218
Ovintiv, Inc.	6.50%	2/1/2038	1,147,000	1,206,045
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,211,000	1,212,372
Petroleos de Venezuela SA (Venezuela)(d)(h)	5.375%	4/12/2027	1,240,000	202,120
Petroleos de Venezuela SA (Venezuela)(d)(h)	5.375%	4/12/2027	1,059,800	172,747
Petroleos de Venezuela SA (Venezuela)(d)(h)	6.00%	5/16/2024	3,729,700	607,941
Petroleos de Venezuela SA (Venezuela)(d)(h)	6.00%	11/15/2026	1,512,500	246,538
Petroleos Mexicanos (Mexico)(d)	6.75%	9/21/2047	1,415,000	1,168,692
Petroleos Mexicanos (Mexico)(d)(e)	10.00%	2/7/2033	2,534,000	2,942,291
Repsol E&P Capital Markets U.S. LLC†	5.976%	9/16/2035	611,000	622,781
Saturn Oil & Gas, Inc. (Canada)†(d)	9.625%	6/15/2029	1,182,000	1,225,483
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	1,408,000	1,584,034
Sunoco LP†	6.25%	7/1/2033	1,723,000	1,754,991
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,147,000	1,123,280
Transocean International Ltd.	6.80%	3/15/2038	430,000	364,500
Transocean International Ltd.	7.50%	4/15/2031	191,000	177,402
Transocean International Ltd.†(b)	7.875%	10/15/2032	737,000	737,000
Transocean International Ltd.†	8.50%	5/15/2031	1,195,000	1,172,009
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	1,169,000	1,141,989
Viper Energy Partners LLC	5.70%	8/1/2035	991,000	1,008,189
Vital Energy, Inc.†	7.75%	7/31/2029	661,000	655,120
Total				53,961,806

Oil & Gas Services 0.73%
Oceaneering International, Inc.	6.00%	2/1/2028	1,740,000	1,768,115
SESI LLC†(b)	7.875%	9/30/2030	1,258,000	1,259,572
Star Holding LLC†	8.75%	8/1/2031	546,000	542,426
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033	1,155,000	1,160,140
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	700,000	722,417
WBI Operating LLC†(b)	6.50%	10/15/2033	1,344,000	1,342,320
Weatherford International Ltd.†(b)	6.75%	10/15/2033	1,756,000	1,758,319
Total				8,553,309

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 1.21%
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.875%		11/15/2029	$1,430,000	$1,343,084
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	1,294,000	1,328,414
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	1,141,000	1,173,168
LABL, Inc.†	8.625%		10/1/2031	2,034,000	1,495,832
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	1,904,000	1,898,156
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	1,131,000	1,134,543
Owens-Brockway Glass Container, Inc.†(e)	7.25%		5/15/2031	2,187,000	2,229,047
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,152,064
Silgan Holdings, Inc.	4.125%		2/1/2028	524,000	511,917
Trivium Packaging Finance BV (Netherlands)†(d)	8.25%		7/15/2030	1,782,000	1,902,461
Total					14,168,686

Pharmaceuticals 1.11%
1261229 BC Ltd. (Canada)†(d)	10.00%		4/15/2032	2,045,000	2,097,847
Bausch Health Cos., Inc. (Canada)†(d)	11.00%		9/30/2028	3,455,000	3,596,445
BellRing Brands, Inc.†	7.00%		3/15/2030	1,256,000	1,298,460
CVS Health Corp.	4.78%		3/25/2038	1,255,000	1,176,773
CVS Health Corp.	5.25%		2/21/2033	1,881,000	1,925,107
CVS Health Corp.	5.70%		6/1/2034	1,123,000	1,172,410
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	1,648,000	1,732,778
Total					12,999,820

Pipelines 3.24%
AL Candelaria -spain- SA (Spain)†(d)(e)	5.75%		6/15/2033	1,646,000	1,497,152
AL Candelaria -spain- SA (Spain)(d)	5.75%		6/15/2033	1,012,000	920,485
AL Candelaria -spain- SA (Spain)(d)	5.75%		6/15/2033	251,000	228,302
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,158,708
Boardwalk Pipelines LP	5.625%		8/1/2034	1,123,000	1,168,212
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,765,964
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,158,305
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	1,789,000	1,773,542
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,482,000	1,546,541
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,237,446
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	892,000	925,667
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	1,083,000	1,130,385
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033	480,000	492,364
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	659,000	675,584
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,386,603

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
ONEOK, Inc.	6.05%		9/1/2033		$1,090,000	$1,156,228
ONEOK, Inc.†	6.50%		9/1/2030		1,057,000	1,136,201
Plains All American Pipeline LP	5.95%		6/15/2035		2,195,000	2,291,987
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125,000	1,119,292
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(d)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055		1,132,000	1,202,844
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034		1,125,000	1,131,616
Venture Global LNG, Inc.†	8.375%		6/1/2031		625,000	656,672
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(g)	2,139,000	2,121,417
Venture Global LNG, Inc.†	9.50%		2/1/2029		2,535,000	2,795,218
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		1,644,000	1,731,596
Western Midstream Operating LP	4.05%		2/1/2030		1,896,000	1,851,316
Western Midstream Operating LP	6.35%		1/15/2029		1,053,000	1,108,186
Whistler Pipeline LLC†	5.95%		9/30/2034		2,360,000	2,434,211
Total						37,802,044

Real Estate 0.55%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(d)	5.50%		1/30/2033		937,000	948,010
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		1,104,000	1,114,914
Hunt Cos., Inc.†	5.25%		4/15/2029		1,435,000	1,400,259
Longfor Group Holdings Ltd. (China)(d)	3.85%		1/13/2032		784,000	622,182
Longfor Group Holdings Ltd. (China)(d)	3.95%		9/16/2029		695,000	604,640
Newmark Group, Inc.	7.50%		1/12/2029		1,565,000	1,680,013
Total						6,370,018

REITS 3.37%
American Assets Trust LP	6.15%		10/1/2034		2,510,000	2,555,987
Brandywine Operating Partnership LP(e)	4.55%		10/1/2029		1,968,000	1,882,109
Brandywine Operating Partnership LP	8.875%		4/12/2029		470,000	510,554
CFE Fibra E (Mexico)†(d)	5.875%		9/23/2040		1,091,000	1,103,656
COPT Defense Properties LP(b)	4.50%		10/15/2030		197,000	195,796
Cousins Properties LP	5.375%		2/15/2032		307,000	315,216
Cousins Properties LP	5.875%		10/1/2034		1,929,000	2,025,511
First Industrial LP	5.25%		1/15/2031		898,000	921,615
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030		1,272,000	1,232,930
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		1,278,000	1,224,289
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		1,000,000	1,028,505
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		1,345,000	1,338,358
Iron Mountain, Inc.†	4.50%		2/15/2031		3,572,000	3,413,013

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Iron Mountain, Inc.†	4.875%	9/15/2029		$1,674,000	$1,649,313
Iron Mountain, Inc.†	6.25%	1/15/2033		1,223,000	1,248,396
Kite Realty Group LP	4.95%	12/15/2031		1,180,000	1,195,266
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030		1,108,000	1,130,664
Millrose Properties, Inc.†	6.25%	9/15/2032		936,000	939,031
Millrose Properties, Inc.†	6.375%	8/1/2030		1,141,000	1,161,264
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035		766,000	755,671
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034		868,000	903,788
Piedmont Operating Partnership LP	9.25%	7/20/2028		1,728,000	1,919,239
Rayonier LP	2.75%	5/17/2031		2,532,000	2,274,247
Regency Centers LP	5.25%	1/15/2034		1,041,000	1,070,580
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033		805,000	829,605
Starwood Property Trust, Inc.†	6.50%	7/1/2030		134,000	138,708
Starwood Property Trust, Inc.†	6.50%	10/15/2030		2,186,000	2,263,531
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,920,069
Vornado Realty LP	3.40%	6/1/2031		1,300,000	1,168,930
Total					39,315,841

Retail 1.58%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	6.125%	6/15/2029		1,098,000	1,124,140
Advance Auto Parts, Inc.†	7.375%	8/1/2033		798,000	823,540
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034		830,000	849,730
Arko Corp.†(e)	5.125%	11/15/2029		784,000	665,635
Carvana Co.†	9.00%	6/1/2030		1,079,993	1,130,706
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		1,524,000	1,135,607
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029		1,297,000	1,270,070
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		185,000	106,878
LBM Acquisition LLC†	9.50%	6/15/2031		1,271,000	1,337,179
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,481,152
Park River Holdings, Inc.†	5.625%	2/1/2029		785,000	773,164
Park River Holdings, Inc.†	6.75%	8/1/2029		647,000	641,368
Park River Holdings, Inc.†(b)	8.00%	3/15/2031		801,000	811,685
Patrick Industries, Inc.†	6.375%	11/1/2032		1,102,000	1,119,090
Punch Finance PLC†	7.875%	12/30/2030	GBP	1,055,000	1,448,331
QXO Building Products, Inc.†	6.75%	4/30/2032		$2,198,000	2,281,296
Tiffany & Co.	4.90%	10/1/2044		1,466,000	1,380,773
Total					18,380,344

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011	$1,250,000	$–	(f)

Semiconductors 0.82%
Entegris, Inc.†	4.75%	4/15/2029	1,024,000	1,016,313
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,936,000	2,010,295
Foundry JV Holdco LLC†	6.25%	1/25/2035	1,463,000	1,567,653
Marvell Technology, Inc.	5.95%	9/15/2033	1,107,000	1,188,283
Micron Technology, Inc.	5.30%	1/15/2031	665,000	688,359
Qorvo, Inc.†	3.375%	4/1/2031	1,324,000	1,217,646
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	1,062,885
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033	690,000	761,614
Total				9,513,048

Shipbuilding 0.21%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	1,157,000	1,141,533
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	390,000	402,206
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	904,000	948,902
Total				2,492,641

Software 1.36%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029	908,000	801,316
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029	89,000	76,968
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,330,000	2,353,580
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,514,000	1,607,654
CoreWeave, Inc.†	9.00%	2/1/2031	1,614,000	1,656,172
CoreWeave, Inc.†	9.25%	6/1/2030	1,118,000	1,156,016
Fair Isaac Corp.†	6.00%	5/15/2033	1,828,000	1,855,316
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,840,729
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	836,971
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	714,291
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	2,815,000	2,959,122
Total				15,858,135

Telecommunications 2.38%
Altice France SA (France)†(d)	5.50%	1/15/2028	2,864,000	2,534,640
Altice France SA (France)†(d)	5.50%	10/15/2029	1,767,000	1,537,178
Altice France SA (France)†(d)(h)	8.125%	2/1/2027	2,251,000	2,153,566
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(d)	8.625%	8/1/2032	1,146,000	1,179,083
EchoStar Corp.	6.75%	11/30/2030	3,753,369	3,872,445
Fibercop SpA (Italy)†(d)	6.00%	9/30/2034	1,147,000	1,099,011

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Hughes Satellite Systems Corp.	5.25%		8/1/2026	$1,473,000	$1,445,756
Hughes Satellite Systems Corp.	6.625%		8/1/2026	1,521,000	1,447,872
Level 3 Financing, Inc.†	3.625%		1/15/2029	2,575,000	2,241,414
Level 3 Financing, Inc.†	3.75%		7/15/2029	906,000	776,830
Level 3 Financing, Inc.†	4.25%		7/1/2028	661,000	621,328
Lumen Technologies, Inc.†	4.125%		4/15/2029	494,326	487,148
Lumen Technologies, Inc.†	4.50%		1/15/2029	1,997,000	1,823,057
Lumen Technologies, Inc.†	5.375%		6/15/2029	1,115,000	1,022,785
Lumen Technologies, Inc.	7.60%		9/15/2039	27,000	25,312
Lumen Technologies, Inc.	7.65%		3/15/2042	329,000	306,569
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%		1/31/2031	2,598,000	2,410,608
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031	1,253,000	1,180,165
Zegona Finance PLC (United Kingdom)†(d)	8.625%		7/15/2029	1,455,000	1,551,510
Total					27,716,277

Transportation 0.39%
Rand Parent LLC†(e)	8.50%		2/15/2030	2,076,000	2,158,978
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	1,348,000	1,396,413
XPO, Inc.†	7.125%		2/1/2032	961,000	1,011,547
Total					4,566,938

Trucking & Leasing 0.43%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	1,573,000	1,574,634
FTAI Aviation Investors LLC†	5.875%		4/15/2033	2,335,000	2,351,770
FTAI Aviation Investors LLC†	7.00%		5/1/2031	1,092,000	1,143,295
Total					5,069,699

Water 0.15%
Aegea Finance SARL (Luxembourg)(d)	9.00%		1/20/2031	525,000	556,982
Sabesp Lux SARL (Luxembourg)†(d)	5.625%		8/20/2030	1,136,000	1,142,419
Total					1,699,401
Total Corporate Bonds (cost $814,079,075)					830,915,181

FLOATING RATE LOANS(i) 2.67%

Advertising 0.14%
CMG Media Corp. 2024 Term Loan	7.602% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	1,738,204	1,665,303

Aerospace/Defense 0.28%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2028	1,798,668	3,255,588	(j)

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment 0.02%
First Brands Group LLC 2021 Term Loan	–	(k)	3/30/2027		$528,000	$191,968
First Brands Group LLC 2022 Incremental Term Loan	–	(k)	3/30/2027		128,000	46,640
Total						238,608

Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.513% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		605,780	509,061

Chemicals 0.09%
Lonza Group AG USD Term Loan B (Luxembourg)(d)	8.027% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		1,137,783	1,030,553

Commercial Services 0.19%
Crash Champions LLC 2024 Term Loan B	8.948% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		1,198,421	1,125,767
Spin Holdco, Inc. 2021 Term Loan	8.393% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		1,341,465	1,129,708
Total						2,255,475

Computers 0.34%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		1,143,000	1,148,161
X Corp. Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029		2,892,691	2,841,664
Total						3,989,825

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	10.013% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,016,552	966,741

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.763% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	120,320

Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,677,038

Health Care Services 0.06%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.068% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031		$658,027	657,652

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance 0.22%
SIACI St. Honore SAS 2025 EUR Unitranche Term Loan	5.50% (3 mo. EURIBOR + 3.50%	)	7/26/2032	EUR	2,186,000	$2,582,374

Internet 0.10%
Anastasia Parent LLC 2018 Term Loan B(h)	–	(k)	9/17/2026		$1,275,686	1,112,398

Investment Management Companies 0.06%
Deep Blue Operating I LLC Term Loan	–	(k)	9/17/2032		639,000	640,597

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	7.778% (1 mo. USD Term SOFR + 3.50%	)	7/22/2030		708,037	709,514

Media 0.52%
EW Scripps Co. 2025 Term Loan B2	10.015% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028		1,074,576	1,088,234
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		2,695,690	2,449,721
Sinclair Television Group, Inc. 2025 Term Loan B7	8.363% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		1,481,385	1,346,216
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		1,146,000	1,131,675
Total						6,015,846

Oil & Gas Services 0.05%
Star Holding LLC 2024 1st Lien Term Loan B	8.663% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031		620,311	616,484

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025		68,047	–	(f)

Software 0.09%
Central Parent, Inc. 2024 Term Loan B	–	(k)	7/6/2029		296,252	257,012
Modena Buyer LLC Term Loan	8.808% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031		803,895	794,996
Total						1,052,008

Telecommunications 0.00%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.628% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029		2,976	2,964

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.628% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030		$686	$682
Total						3,646

Transportation 0.08%
Forward Air Corp. Term Loan B	8.81% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030		975,000	974,493

Utilities 0.10%
Astoria Energy LLC 2025 Term Loan B	6.752% – 6.91% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	6/23/2032		1,104,555	1,108,548
Total Floating Rate Loans (cost $29,546,267)						31,182,072

FOREIGN GOVERNMENT OBLIGATIONS 5.84%

Argentina 0.58%
Argentina Republic Government International Bonds(d)	0.75%	(l)	7/9/2030		5,131,585	3,471,518
Provincia de Buenos Aires/Government Bonds(d)	6.625%	(l)	9/1/2037		132,171	77,485
Provincia de Buenos Aires/Government Bonds(d)	6.625%	(l)	9/1/2037		1,409,823	826,509
Provincia de Cordoba(d)	6.875%	(l)	2/1/2029		934,287	864,215
Provincia de Cordoba†(d)	9.75%		7/2/2032		1,626,000	1,555,675
Total						6,795,402

Bahamas 0.04%
Bahamas Government International Bonds†(d)	8.25%		6/24/2036		454,000	491,028

Bolivia 0.13%
Bolivia Government International Bonds(d)(e)	4.50%		3/20/2028		1,985,000	1,549,491

Brazil 0.50%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	26,424,000	4,095,181
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	10,365,000	1,706,515
Total						5,801,696

Colombia 0.33%
Colombia Government International Bonds(d)	7.375%		4/25/2030		$1,166,000	1,242,723
Colombia TES	11.00%		8/22/2029	COP	10,248,800,000	2,641,193
Total						3,883,916

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Costa Rica 0.10%
Costa Rica Government International Bonds(d)	7.30%		11/13/2054		$1,076,000	$1,180,875

Dominican Republic 0.20%
Dominican Republic International Bonds(d)	6.00%		2/22/2033		2,302,000	2,358,399

Ecuador 0.38%
Ecuador Government International Bonds†(d)	6.90%	(l)	7/31/2030		4,957,627	4,406,091

Egypt 0.22%
Egypt Government International Bonds(d)	8.50%		1/31/2047		239,000	211,363
Egypt Government International Bonds(d)	8.50%		1/31/2047		2,675,000	2,365,672
Total						2,577,035

El Salvador 0.59%
El Salvador Government International Bonds†	0.25%		4/17/2030		1,385,000	35,818
El Salvador Government International Bonds(d)	8.625%		2/28/2029		2,644,000	2,832,887
El Salvador Government International Bonds†(d)	9.25%		4/17/2030		2,518,000	2,754,063
El Salvador Government International Bonds†(d)	9.65%		11/21/2054		1,144,000	1,241,240
Total						6,864,008

Ghana 0.29%
Ghana Government International Bonds(d)	5.00%	(l)	7/3/2035		3,989,000	3,372,032

Honduras 0.11%
Honduras Government International Bonds(d)	5.625%		6/24/2030		1,293,000	1,285,242

Lebanon 0.12%
Lebanon Government International Bonds(d)(h)	6.10%		10/4/2022		723,000	162,454
Lebanon Government International Bonds(d)(h)	6.10%		10/4/2049		2,360,000	530,277
Lebanon Government International Bonds(d)(h)	6.85%		3/23/2027		3,165,000	711,994
Total						1,404,725

Mexico 0.51%
Mexico Bonos	7.75%		5/29/2031	MXN	110,470,000	5,883,014

Montenegro 0.09%
Montenegro Government International Bonds†(d)	7.25%		3/12/2031		$923,000	985,056

Panama 0.08%
Panama Government International Bonds(d)	6.40%		2/14/2035		948,000	981,370

Romania 0.22%
Romania Government International Bonds(d)	5.75%		3/24/2035		1,194,000	1,152,599
Romania Government International Bonds†(d)	6.625%		5/16/2036		1,396,000	1,419,339
Total						2,571,938

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
South Africa 0.33%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	34,217,517	$1,990,154
Republic of South Africa Government International Bonds(d)	5.75%		9/30/2049		$2,306,000	1,850,720
Total						3,840,874

Sri Lanka 0.23%
Sri Lanka Government International Bonds(d)	3.60%	(l)	5/15/2036		2,511,260	2,228,501
Sri Lanka Government International Bonds(d)	3.60%	(l)	2/15/2038		481,153	429,934
Total						2,658,435

Trinidad And Tobago 0.10%
Trinidad & Tobago Government International Bonds†(d)	6.40%		6/26/2034		1,161,000	1,189,909

Turkey 0.20%
Istanbul Metropolitan Municipality†(d)(e)	10.50%		12/6/2028		1,074,000	1,179,115
Turkiye Government International Bonds(d)	9.375%		3/14/2029		1,014,000	1,133,169
Total						2,312,284

Ukraine 0.11%
Ukraine Government International Bonds(d)	3.00%	(l)	2/1/2035		2,700,000	1,320,699

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(d)	6.947%		5/25/2032		1,387,000	1,495,265

Venezuela 0.12%
Venezuela Government International Bonds(d)(h)	9.00%		5/7/2023		3,091,600	645,681
Venezuela Government International Bonds(d)(h)	11.75%		10/21/2026		2,721,600	657,539
Venezuela Government International Bonds(d)(h)	12.75%		8/23/2022		607,800	143,805
Total						1,447,025

Zambia 0.13%
Zambia Government International Bonds(d)	5.75%	(l)	6/30/2033		1,599,370	1,532,903
Total Foreign Government Obligations (cost $63,142,697)						68,188,712

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.99%
Government National Mortgage Association(m)	5.00%		TBA		2,909,000	2,890,901
Government National Mortgage Association(m)	5.50%		TBA		5,710,000	5,749,992
Government National Mortgage Association(m)	6.00%		TBA		5,100,000	5,187,179
Government National Mortgage Association(m)	6.50%		TBA		9,784,000	10,049,267
Uniform Mortgage-Backed Security(m)	4.50%		TBA		8,459,000	8,446,851

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(m)	5.00%		TBA	$51,445,000	$51,276,888
Uniform Mortgage-Backed Security(m)	5.50%		TBA	29,596,000	29,875,233
Uniform Mortgage-Backed Security(m)	6.00%		TBA	12,247,000	12,535,967
Uniform Mortgage-Backed Security(m)	6.50%		TBA	7,063,000	7,301,615
Uniform Mortgage-Backed Security(m)	7.00%		TBA	6,250,000	6,544,522
Total Government Sponsored Enterprises Pass-Throughs (cost $139,965,706)					139,858,415

				Shares

INVESTMENTS IN UNDERLYING FUNDS 1.00%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $11,635,368)				462,975	11,653,076

				Principal Amount‡

MUNICIPAL BONDS 0.48%

Corporate-Backed 0.10%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$1,205,000	1,115,470

Miscellaneous 0.18%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,210,000	1,365,453
New York City Industrial Development Agency NY†	11.00%		3/1/2029	685,000	757,239
Total					2,122,692

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%		7/1/2045	1,415,000	1,073,200

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	1,300,000	1,337,656
Total Municipal Bonds (cost $6,023,617)					5,649,018

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.13%
1301 Trust Series 2025-1301 Class C†	5.829%	#(q)	8/11/2042	790,000	801,745
1301 Trust Series 2025-1301 Class D†	6.43%	#(q)	8/11/2042	770,000	772,743
1345 Trust Series 2025-AOA Class A†	5.75% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	980,000	983,994
ALA Trust Series 2025-OANA Class A†	5.894% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	1,870,000	1,882,452

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ALA Trust Series 2025-OANA Class C†	6.243% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	$1,780,000	$1,797,888
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2039	660,000	679,949
BAHA Trust Series 2024-MAR Class A†	6.171%	#(q)	12/10/2041	690,000	714,461
BAHA Trust Series 2024-MAR Class B†	7.069%	#(q)	12/10/2041	1,420,000	1,482,207
BBCMS Mortgage Trust Series 2020-BID Class A†	6.406% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	950,000	949,731
BFLD Trust Series 2025-FPM Class A†	5.011%	#(q)	10/10/2030	170,000	171,468
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	6.00% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	1,730,000	1,738,357
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.492% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,770,576	2,778,594
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.947%	#(q)	6/15/2044	450,000	464,487
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.444%	#(q)	6/15/2044	370,000	381,296
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.196% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	1,737,914	1,729,747
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	4.965% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	2,683,654	2,676,023
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.793% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	654,391	657,202
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.943% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	861,470
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.592% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	965,157	967,118
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.542% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	556,563	557,515
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.90% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	2,070,000	2,075,775
BX Trust Series 2024-VLT4 Class A†	5.642% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	1,100,000	1,102,054

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-GW Class A†	5.75% (1 mo. USD Term SOFR + 1.60%	)#	7/15/2042	$980,000	$984,354
BX Trust Series 2025-ROIC Class E†	7.092% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	1,424,445	1,429,553
BX Trust Series 2025-TAIL Class E†	7.45% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	900,000	902,513
BX Trust Series 2025-VLT6 Class B†	6.043% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	440,000	440,551
BX Trust Series 2025-VLT7 Class A†	5.85% (1 mo. USD Term SOFR + 1.70%	)#	7/15/2044	1,180,000	1,184,955
BX Trust Series 2025-VLT7 Class E†	7.90% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	570,000	574,467
CENT Trust Series 2025-CITY Class A†	5.091%	#(q)	7/10/2040	450,000	455,574
CONE Trust Series 2024-DFW1 Class B†	6.441% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,133,960
Great Wolf Trust Series 2024-WOLF Class A†	5.692% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,500,000	1,504,572
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	5.941% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	1,320,000	1,321,564
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.551%	#(q)	1/13/2040	590,000	614,483
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(q)	1/13/2040	250,000	254,043
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	30,417
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.771% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,030,000	2,038,952
JW Trust Series 2024-BERY Class A†	5.743% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	810,000	812,431
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(q)	10/15/2042	2,390,000	2,403,809
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†(b)	5.543% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	1,010,000	1,008,518

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(q)	2/10/2047	$660,000	$688,055
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.361% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	1,790,000	1,785,307
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	6.261% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	870,000	856,580
ONE Mortgage Trust Series 2021-PARK Class A†	4.965% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	2,750,000	2,711,846
RIDE Series 2025-SHRE Class A†	5.619%	#(q)	2/14/2047	1,630,000	1,676,268
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	1,200,000	1,241,811
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	1,160,000	1,206,695
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,930,000	3,076,192
SCG Trust Series 2025-SNIP Class D†	6.85% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2030	340,000	340,212
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.542% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	730,000	729,043
SHOW Trust Series 2022-BIZ Class A†	7.202% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	2,604,429	(r)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.151% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	749,319
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.791% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	1,640,000	1,636,021
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.743% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	800,000	800,712
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.142% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	451,937
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.292% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	710,000	708,846
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	697,557	709,952
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(q)	3/15/2040	1,110,000	1,112,857

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.841% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	$1,980,000	$1,981,271
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.693% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	2,220,000	2,221,959
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.528%	#(q)	7/15/2040	880,000	903,534
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,293,605)					71,513,838

	Dividend Rate			Shares

PREFERRED STOCKS 0.09%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			156,880	11,668

Transportation Infrastructure 0.09%
ACBL Holdings Corp.	Zero Coupon			16,904	1,014,240
Total Preferred Stocks (cost $437,308)					1,025,908
Total Long-Term Investments (cost $1,262,264,099)					1,286,189,670

				Principal Amount‡

SHORT-TERM INVESTMENTS 3.30%

REPURCHASE AGREEMENTS 1.13%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $10,264,500 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $10,436,167; proceeds: $10,232,592 (cost $10,231,526)				$10,231,526	10,231,526
Repurchase Agreement dated 9/30/2025, 4.200% due 10/1/2025 with JPMorgan Securities LLC collateralized by $3,011,300 of U.S. Treasury Note at 3.375% due 9/15/2027; value: $3,000,000; proceeds: $3,000,350 (cost $3,000,000)				3,000,000	3,000,000
Total Repurchase Agreements (cost $13,231,526)					13,231,526

TIME DEPOSITS 0.22%
CitiBank N.A.(s) (cost $2,522,764)				2,522,764	2,522,764

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.95%
Fidelity Government Portfolio(s) (cost $22,704,872)	22,704,872	$22,704,872
Total Short-Term Investments (cost $38,459,162)		38,459,162
Total Investments in Securities 113.55% (cost $1,300,723,261)		1,324,648,832
Other Assets and Liabilities – Net(t) (13.55)%		(158,082,056)
Net Assets 100.00%		$1,166,566,776

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $668,793,855, which represents 57.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $11,653,076 or 1.00% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940.
(p)	Affiliated funds.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

(r)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$27,084 (1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	54,580
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	10,000,000	35,826
Total					$117,490

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$4,373,000	$(73,602)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(189,338)
Total					$(262,940)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $21,091, which includes upfront payment of $5,993. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	12/12/2025	17,450,000	$11,438,754	$11,556,596	$117,842
Australian dollar	Buy	State Street Bank and Trust	12/12/2025	17,450,000	11,437,864	11,556,596	118,732
British pound	Buy	Barclays Bank PLC	10/10/2025	121,000	161,010	162,741	1,731
British pound	Buy	Barclays Bank PLC	10/10/2025	52,000	69,854	69,938	84
British pound	Buy	Morgan Stanley	10/10/2025	121,000	161,720	162,741	1,021
British pound	Buy	Morgan Stanley	10/10/2025	40,000	53,672	53,798	126
British pound	Buy	State Street Bank and Trust	10/10/2025	37,000	49,134	49,764	630
British pound	Buy	State Street Bank and Trust	10/10/2025	38,000	50,222	51,109	887
British pound	Buy	State Street Bank and Trust	10/10/2025	142,000	188,691	190,985	2,294
Euro	Buy	Citibank	11/21/2025	437,000	510,354	514,567	4,213
Euro	Buy	Goldman Sachs	11/21/2025	6,000	7,063	7,065	2
Euro	Buy	Morgan Stanley	11/21/2025	354,000	414,288	416,834	2,546
Euro	Buy	Morgan Stanley	11/21/2025	250,000	293,081	294,375	1,294
Euro	Buy	Morgan Stanley	11/21/2025	189,000	221,033	222,547	1,514
Euro	Buy	Morgan Stanley	11/21/2025	339,000	398,797	399,172	375
Euro	Buy	Morgan Stanley	11/21/2025	63,000	74,038	74,182	144
British pound	Sell	Barclays Bank PLC	10/10/2025	356,000	485,661	478,807	6,854
British pound	Sell	State Street Bank and Trust	10/10/2025	5,279,000	7,250,416	7,100,063	150,353
Canadian dollar	Sell	Morgan Stanley	1/23/2026	2,581,000	1,882,108	1,864,202	17,906
Canadian dollar	Sell	Morgan Stanley	1/23/2026	111,000	81,038	80,173	865
Euro	Sell	Morgan Stanley	11/21/2025	48,000	56,919	56,520	399
Swedish krona	Sell	Morgan Stanley	1/30/2026	1,432,000	153,608	153,205	403
Swedish krona	Sell	State Street Bank and Trust	1/30/2026	5,678,000	607,600	607,472	128
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	139,000	177,053	176,758	295
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$430,638

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank PLC	10/10/2025	242,000	$329,045	$325,481	$(3,564)
British pound	Buy	Barclays Bank PLC	10/10/2025	103,000	139,234	138,531	(703)
British pound	Buy	Barclays Bank PLC	10/10/2025	41,000	55,307	55,143	(164)
British pound	Buy	Barclays Bank PLC	10/10/2025	33,000	44,563	44,384	(179)
British pound	Buy	Barclays Bank PLC	10/10/2025	65,000	87,869	87,422	(447)
British pound	Buy	Barclays Bank PLC	10/10/2025	52,000	70,262	69,938	(324)
British pound	Buy	Barclays Bank PLC	10/10/2025	127,000	171,889	170,810	(1,079)
British pound	Buy	Citibank	10/10/2025	53,000	71,739	71,283	(456)
British pound	Buy	Morgan Stanley	10/10/2025	218,000	296,777	293,202	(3,575)
British pound	Buy	Morgan Stanley	10/10/2025	43,000	58,382	57,833	(549)
British pound	Buy	Morgan Stanley	10/10/2025	184,000	249,067	247,473	(1,594)
British pound	Buy	Morgan Stanley	10/10/2025	278,000	376,973	373,900	(3,073)
British pound	Buy	Morgan Stanley	10/10/2025	21,000	28,380	28,244	(136)
British pound	Buy	Morgan Stanley	10/10/2025	32,000	43,142	43,039	(103)
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	162,000	118,037	117,009	(1,028)
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	130,000	94,481	93,896	(585)
Euro	Buy	Morgan Stanley	11/21/2025	199,000	234,806	234,322	(484)
Euro	Buy	Morgan Stanley	11/21/2025	82,000	96,693	96,555	(138)
Euro	Buy	Morgan Stanley	11/21/2025	221,000	260,340	260,227	(113)
Euro	Buy	Morgan Stanley	11/21/2025	84,000	98,967	98,910	(57)
Euro	Buy	Morgan Stanley	11/21/2025	110,000	129,860	129,525	(335)
Euro	Buy	Morgan Stanley	11/21/2025	234,000	278,950	275,535	(3,415)
Euro	Buy	Morgan Stanley	11/21/2025	295,000	350,993	347,362	(3,631)
Euro	Buy	Morgan Stanley	11/21/2025	245,000	288,840	288,487	(353)
Euro	Buy	State Street Bank and Trust	11/21/2025	185,000	218,888	217,837	(1,051)
Euro	Buy	State Street Bank and Trust	11/21/2025	62,000	73,398	73,005	(393)
Swiss franc	Buy	Morgan Stanley	1/16/2026	18,187,000	23,427,195	23,127,305	(299,890)
Swiss franc	Buy	State Street Bank and Trust	1/16/2026	18,187,000	23,426,591	23,127,305	(299,286)
British pound	Sell	Morgan Stanley	10/10/2025	53,000	71,194	71,283	(89)
Euro	Sell	Barclays Bank PLC	11/21/2025	154,000	180,119	181,335	(1,216)
Euro	Sell	Barclays Bank PLC	11/21/2025	38,000	44,631	44,745	(114)
Euro	Sell	J.P. Morgan	11/21/2025	1,761,000	2,057,731	2,073,575	(15,844)
Euro	Sell	Morgan Stanley	11/21/2025	6,011,000	7,014,592	7,077,945	(63,353)
Euro	Sell	State Street Bank and Trust	11/21/2025	235,000	275,047	276,712	(1,665)
Swedish krona	Sell	Barclays Bank PLC	1/30/2026	2,904,000	310,422	310,690	(268)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(709,254)

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	584	Long	$121,596,464	$121,704,688	$108,224
U.S. 5-Year Treasury Note	December 2025	926	Long	100,930,422	101,114,860	184,438
U.S. Long Bond	December 2025	158	Long	18,270,451	18,421,812	151,361
Total Unrealized Appreciation on Futures Contracts						$444,023

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	318	Long	$36,664,962	$36,594,844	$(70,118)
U.S. Ultra Treasury Bond	December 2025	125	Long	15,088,506	15,007,813	(80,693)
Total Unrealized Depreciation on Futures Contracts						$(150,811)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$45,558,620	$–	$45,558,620
Common Stocks
Aerospace & Defense	2,874,260	1,071,552	–	3,945,812
Electric: Utilities	1,382,685	1,276,845	–	2,659,530
Entertainment	1,553,086	1,248,303	–	2,801,389
Metals & Mining	1,465,271	1,191,863	–	2,657,134
Miscellaneous Financials	–	250,765	–	250,765
Personal Care Products	1,321,223	605,475	–	1,926,698
Pharmaceuticals	–	1,189,158	–	1,189,158
Transportation Infrastructure	–	121,776	–	121,776
Remaining Industries	65,092,568	–	–	65,092,568
Corporate Bonds
Entertainment	–	19,482,083	1,754,716	21,236,799
Savings & Loans	–	–	–	–
Remaining Industries	–	809,678,382	–	809,678,382
Floating Rate Loans
Aerospace/Defense	–	–	3,255,588	3,255,588
Remaining Industries	–	27,926,484	–	27,926,484
Foreign Government Obligations	–	68,188,712	–	68,188,712
Government Sponsored Enterprises Pass-Throughs	–	139,858,415	–	139,858,415
Investments in Underlying Funds	–	11,653,076	–	11,653,076
Municipal Bonds	–	5,649,018	–	5,649,018
Non-Agency Commercial Mortgage-Backed Securities	–	68,909,409	2,604,429	71,513,838
Preferred Stocks	–	1,025,908	–	1,025,908
Short-Term Investments
Repurchase Agreements	–	13,231,526	–	13,231,526
Time Deposits	–	2,522,764	–	2,522,764
Money Market Funds	22,704,872	–	–	22,704,872
Total	$96,393,965	$1,220,640,134	$7,614,733	$1,324,648,832

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO September 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$117,490	$–	$117,490
Liabilities	–	(262,940)	–	(262,940)
Forward Foreign Currency Exchange Contracts
Assets	–	430,638	–	430,638
Liabilities	–	(709,254)	–	(709,254)
Futures Contracts
Assets	444,023	–	–	444,023
Liabilities	(150,811)	–	–	(150,811)
Total	$293,212	$(424,066)	$–	$(130,854)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.05%

COMMON STOCKS 99.05%

Aerospace & Defense 11.54%
AeroVironment, Inc.*	3,006	$946,560
BWX Technologies, Inc.	2,938	541,679
Carpenter Technology Corp.	4,141	1,016,781
Karman Holdings, Inc.*	13,946	1,006,901
Kratos Defense & Security Solutions, Inc.*	16,675	1,523,595
Loar Holdings, Inc.*	9,615	769,200
Mercury Systems, Inc.*	10,113	782,746
Rocket Lab Corp.*	14,033	672,321
Total		7,259,783

Automobile Components 1.60%
Modine Manufacturing Co.*	7,065	1,004,360

Beverages 1.46%
Celsius Holdings, Inc.*	15,959	917,483

Biotechnology 11.55%
Abivax SA ADR*	6,346	538,775
Arcellx, Inc.*	7,617	625,356
Ascendis Pharma AS ADR*	3,316	659,254
Bridgebio Pharma, Inc.*	19,234	999,014
Insmed, Inc.*	7,771	1,119,102
Madrigal Pharmaceuticals, Inc.*	2,250	1,031,985
Mirum Pharmaceuticals, Inc.*	8,138	596,597
Natera, Inc.*	3,424	551,161
PTC Therapeutics, Inc.*	8,279	508,082
Rhythm Pharmaceuticals, Inc.*	6,328	639,065
Total		7,268,391

Broadline Retail 1.48%
Ollie’s Bargain Outlet Holdings, Inc.*	7,244	930,130

Capital Markets 3.92%
Bullish (Cayman Islands)*(a)	4,095	260,483
Evercore, Inc. Class A	3,247	1,095,278
Miami International Holdings, Inc.*(b)	3,416	137,528
Piper Sandler Cos.	2,810	975,042
Total		2,468,331

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Communications Equipment 1.43%
Calix, Inc.*	14,662	$899,807

Construction & Engineering 10.77%
Argan, Inc.	4,082	1,102,344
Comfort Systems USA, Inc.	2,347	1,936,697
Construction Partners, Inc. Class A*	8,261	1,049,147
IES Holdings, Inc.*	2,515	1,000,090
Legence Corp. Class A*(b)	10,892	335,583
MasTec, Inc.*	6,363	1,354,110
Total		6,777,971

Consumer Finance 0.44%
Figure Technology Solutions, Inc. Class A*(b)	7,588	275,976

Consumer Staples Distribution & Retail 0.72%
Maplebear, Inc.*	12,382	455,162

Diversified Consumer Services 4.42%
Adtalem Global Education, Inc.*	6,141	948,477
Duolingo, Inc.*	1,032	332,139
Stride, Inc.*	6,306	939,216
Universal Technical Institute, Inc.*	17,289	562,757
Total		2,782,589

Electrical Equipment 0.85%
Generac Holdings, Inc.*	3,176	531,662

Electronic Equipment, Instruments & Components 3.01%
Fabrinet (Thailand)*(a)	2,243	817,843
Mirion Technologies, Inc.*	46,332	1,077,682
Total		1,895,525

Food Products 0.56%
Vital Farms, Inc.*	8,531	351,051

Health Care Equipment & Supplies 3.17%
iRhythm Technologies, Inc.*	6,192	1,064,962
Penumbra, Inc.*	2,628	665,725
TransMedics Group, Inc.*	2,362	265,016
Total		1,995,703

Health Care Providers & Services 4.76%
GeneDx Holdings Corp.*	8,793	947,358
Guardant Health, Inc.*	22,105	1,381,120
Hinge Health, Inc. Class A*	13,548	664,936
Total		2,993,414

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Health Care Technology 2.41%
Doximity, Inc. Class A*	11,763	$860,463
HeartFlow, Inc.*	5,122	172,407
Waystar Holding Corp.*	12,737	482,987
Total		1,515,857

Hotels, Restaurants & Leisure 4.81%
Dutch Bros, Inc. Class A*	12,215	639,333
Life Time Group Holdings, Inc.*	16,676	460,258
Planet Fitness, Inc. Class A*	8,208	851,990
Sportradar Group AG Class A (Switzerland)*(a)	20,849	560,838
Wingstop, Inc.	2,040	513,427
Total		3,025,846

Interactive Media & Services 1.87%
Reddit, Inc. Class A*	5,111	1,175,479

Machinery 2.43%
Crane Co.	4,253	783,147
RBC Bearings, Inc.*	1,903	742,722
Total		1,525,869

Personal Care Products 1.43%
elf Beauty, Inc.*	2,514	333,055
Oddity Tech Ltd. Class A (Israel)*(a)	9,130	568,799
Total		901,854

Pharmaceuticals 1.37%
Tarsus Pharmaceuticals, Inc.*	14,535	863,815

Semiconductors & Semiconductor Equipment 10.88%
Astera Labs, Inc.*	7,584	1,484,947
Credo Technology Group Holding Ltd.*	12,823	1,867,157
MACOM Technology Solutions Holdings, Inc.*	5,020	624,940
Nova Ltd. (Israel)*(a)	3,147	1,005,970
Rambus, Inc.*	10,678	1,112,648
SiTime Corp.*	2,481	747,550
Total		6,843,212

Software 10.75%
Agilysys, Inc.*	2,512	264,388
Commvault Systems, Inc.*	3,948	745,303
D-Wave Quantum, Inc. (Canada)*(a)	13,639	337,020
Guidewire Software, Inc.*	4,854	1,115,741

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Software (continued)
JFrog Ltd.*	13,992	$662,241
Klaviyo, Inc. Class A*	10,183	281,967
Life360, Inc.*(b)	8,209	872,617
Netskope, Inc. Class A*	14,030	318,902
Rubrik, Inc. Class A*	10,653	876,209
ServiceTitan, Inc. Class A*	7,004	706,213
Unity Software, Inc.*	14,549	582,542
Total		6,763,143

Trading Companies & Distributors 1.42%
FTAI Aviation Ltd.	5,357	893,869
Total Common Stocks (cost $45,462,973)		62,316,282

	Principal Amount

SHORT-TERM INVESTMENTS 3.79%

REPURCHASE AGREEMENTS 1.39%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $878,100 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $892,803; proceeds: $875,354 (cost $875,262)	$875,262	875,262

TIME DEPOSITS 0.24%
CitiBank N.A.(c) (cost $151,240)	151,240	151,240

	Shares

MONEY MARKET FUNDS 2.16%
Fidelity Government Portfolio(c) (cost $1,361,156)	1,361,156	1,361,156
Total Short-Term Investments (cost $2,387,658)		2,387,658
Total Investments in Securities 102.84% (cost $47,850,631)		64,703,940
Other Assets and Liabilities – Net (2.84)%		(1,789,599)
Net Assets 100.00%		$62,914,341

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$62,316,282	$–	$–	$62,316,282
Short-Term Investments
Repurchase Agreements	–	875,262	–	875,262
Time Deposits	–	151,240	–	151,240
Money Market Funds	1,361,156	–	–	1,361,156
Total	$63,677,438	$1,026,502	$–	$64,703,940

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.51%

COMMON STOCKS 99.51%

Aerospace & Defense 2.14%
L3Harris Technologies, Inc.	2,792	$852,705
Northrop Grumman Corp.	5,458	3,325,668
Total		4,178,373

Banks 7.24%
Bank of America Corp.	62,539	3,226,387
JPMorgan Chase & Co.	22,183	6,997,184
Wells Fargo & Co.	46,871	3,928,727
Total		14,152,298

Beverages 1.50%
Coca-Cola Co.	44,236	2,933,732

Biotechnology 1.74%
AbbVie, Inc.	14,728	3,410,121

Building Products 0.88%
Allegion PLC (Ireland)(a)	9,653	1,711,960

Capital Markets 7.57%
Ameriprise Financial, Inc.	2,492	1,224,195
ARES Management Corp. Class A	9,718	1,553,811
Charles Schwab Corp.	47,152	4,501,601
Morgan Stanley	30,803	4,896,445
S&P Global, Inc.	5,356	2,606,819
Total		14,782,871

Chemicals 2.50%
Linde PLC	6,274	2,980,150
Sherwin-Williams Co.	5,506	1,906,508
Total		4,886,658

Commercial Services & Supplies 1.72%
Cintas Corp.	6,351	1,303,606
Waste Management, Inc.	9,275	2,048,198
Total		3,351,804

Construction Materials 2.24%
CRH PLC	36,454	4,370,835

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.97%
Costco Wholesale Corp.	2,537	$2,348,324
Walmart, Inc.	52,421	5,402,508
Total		7,750,832

Electric: Utilities 2.56%
Entergy Corp.	30,416	2,834,467
NextEra Energy, Inc.	28,649	2,162,713
Total		4,997,180

Financial Services 2.41%
Mastercard, Inc. Class A	8,283	4,711,453

Health Care Equipment & Supplies 3.41%
Abbott Laboratories	30,710	4,113,298
Stryker Corp.	6,917	2,557,007
Total		6,670,305

Health Care Providers & Services 0.58%
UnitedHealth Group, Inc.	3,281	1,132,929

Hotels, Restaurants & Leisure 1.26%
McDonald’s Corp.	8,132	2,471,233

Information Technology Services 0.25%
Accenture PLC Class A (Ireland)(a)	2,002	493,693

Insurance 3.04%
Arthur J Gallagher & Co.	11,787	3,650,906
Chubb Ltd. (Switzerland)(a)	8,093	2,284,249
Total		5,935,155

Life Sciences Tools & Services 0.69%
Danaher Corp.	6,774	1,343,013

Machinery 3.37%
Deere & Co.	5,055	2,311,449
Parker-Hannifin Corp.	5,649	4,282,790
Total		6,594,239

Metals & Mining 0.75%
Steel Dynamics, Inc.	10,501	1,464,154

Multi-Utilities 1.40%
CMS Energy Corp.	37,349	2,736,188

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 4.63%
Enbridge, Inc. (Canada)(a)	80,163	$4,045,025
Exxon Mobil Corp.	44,308	4,995,727
Total		9,040,752

Pharmaceuticals 3.97%
Eli Lilly & Co.	4,303	3,283,189
Johnson & Johnson	24,075	4,463,986
Total		7,747,175

Professional Services 0.69%
Verisk Analytics, Inc.	5,346	1,344,572

Semiconductors & Semiconductor Equipment 17.38%
Analog Devices, Inc.	11,787	2,896,066
Broadcom, Inc.	32,164	10,611,225
Lam Research Corp.	29,837	3,995,174
NVIDIA Corp.	63,436	11,835,889
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,534	4,617,781
Total		33,956,135

Software 11.56%
Microsoft Corp.	31,569	16,351,163
Oracle Corp.	14,771	4,154,196
Roper Technologies, Inc.	2,739	1,365,912
SAP SE ADR(b)	2,651	708,374
Total		22,579,645

Specialty Retail 4.52%
Home Depot, Inc.	5,397	2,186,810
Lowe’s Cos., Inc.	11,277	2,834,023
TJX Cos., Inc.	26,379	3,812,821
Total		8,833,654

Technology Hardware, Storage & Peripherals 2.40%
Apple, Inc.	18,384	4,681,118

Tobacco 2.63%
Philip Morris International, Inc.	31,683	5,138,983

Trading Companies & Distributors 0.51%
Watsco, Inc.	2,460	994,578
Total Common Stocks (cost $134,445,475)		194,395,638

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO September 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.16%

REPURCHASE AGREEMENTS 0.79%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,559,000 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,585,157; proceeds: $1,554,072 (cost $1,553,910)	$1,553,910	$1,553,910

TIME DEPOSITS 0.04%
CitiBank N.A.(c) (cost $70,651)	70,651	70,651

	Shares

MONEY MARKET FUNDS 0.33%
Fidelity Government Portfolio(c) (cost $635,861)	635,861	635,861
Total Short-Term Investments (cost $2,260,422)		2,260,422
Total Investments in Securities 100.67% (cost $136,705,897)		196,656,060
Other Assets and Liabilities – Net (0.67)%		(1,300,129)
Net Assets 100.00%		$195,355,931

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$194,395,638	$–	$–	$194,395,638
Short-Term Investments
Repurchase Agreements	–	1,553,910	–	1,553,910
Time Deposits	–	70,651	–	70,651
Money Market Funds	635,861	–	–	635,861
Total	$195,031,499	$1,624,561	$–	$196,656,060

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.52%

COMMON STOCKS 99.52%

Aerospace & Defense 4.68%
Boeing Co.*	22,470	$4,849,700
RTX Corp.	31,539	5,277,421
Total		10,127,121

Banks 6.73%
JPMorgan Chase & Co.	29,094	9,177,120
Wells Fargo & Co.	64,335	5,392,560
Total		14,569,680

Beverages 1.42%
Carlsberg AS Class B(a)	26,446	3,078,257

Biotechnology 4.71%
AbbVie, Inc.	17,977	4,162,395
Gilead Sciences, Inc.	18,670	2,072,370
United Therapeutics Corp.*	9,467	3,968,661
Total		10,203,426

Building Products 3.91%
A.O. Smith Corp.	42,360	3,109,648
Allegion PLC (Ireland)(b)	30,195	5,355,083
Total		8,464,731

Capital Markets 8.07%
Charles Schwab Corp.	45,034	4,299,396
KKR & Co., Inc.	19,787	2,571,321
Morgan Stanley	21,276	3,382,033
Nasdaq, Inc.	33,652	2,976,519
SEI Investments Co.	49,891	4,233,251
Total		17,462,520

Construction & Engineering 3.53%
AECOM	32,560	4,248,103
EMCOR Group, Inc.	5,210	3,384,104
Total		7,632,207

Construction Materials 1.75%
CRH PLC	31,612	3,790,279

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.16%
BJ’s Wholesale Club Holdings, Inc.*	27,544	$2,568,478
Maplebear, Inc.*	57,050	2,097,158
Total		4,665,636

Electric: Utilities 3.34%
Entergy Corp.	39,566	3,687,155
IDACORP, Inc.	26,780	3,538,977
Total		7,226,132

Electronic Equipment, Instruments & Components 4.74%
Jabil, Inc.	18,970	4,119,715
Keysight Technologies, Inc.*	18,160	3,176,547
TD SYNNEX Corp.	18,077	2,960,109
Total		10,256,371

Health Care Providers & Services 2.16%
Labcorp Holdings, Inc.	16,272	4,671,040

Insurance 10.89%
Aon PLC Class A (United Kingdom)(b)	12,117	4,320,680
Arch Capital Group Ltd.	45,253	4,105,805
Arthur J Gallagher & Co.	12,970	4,017,328
Kemper Corp.	66,749	3,440,911
Progressive Corp.	10,450	2,580,627
RenaissanceRe Holdings Ltd.	8,733	2,217,571
White Mountains Insurance Group Ltd.	1,726	2,885,043
Total		23,567,965

Interactive Media & Services 4.08%
Alphabet, Inc. Class A	36,320	8,829,392

Machinery 2.96%
AGCO Corp.	29,850	3,196,039
Parker-Hannifin Corp.	4,240	3,214,556
Total		6,410,595

Metals & Mining 1.60%
Steel Dynamics, Inc.	24,909	3,473,062

Multi-Utilities 1.66%
CMS Energy Corp.	48,970	3,587,542

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 6.38%
Expand Energy Corp.	35,169	$3,736,354
Permian Resources Corp.	211,800	2,711,040
Shell PLC ADR	58,205	4,163,404
Williams Cos., Inc.	50,560	3,202,976
Total		13,813,774

Pharmaceuticals 1.41%
Teva Pharmaceutical Industries Ltd. ADR*	150,653	3,043,191

Professional Services 3.12%
CACI International, Inc. Class A*	6,437	3,210,647
Genpact Ltd.	84,656	3,546,240
Total		6,756,887

Real Estate Management & Development 1.60%
CBRE Group, Inc. Class A*	22,014	3,468,526

Semiconductors & Semiconductor Equipment 4.63%
Silicon Motion Technology Corp. ADR	54,568	5,173,592
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,349	4,845,402
Total		10,018,994

Software 3.16%
Microsoft Corp.	13,199	6,836,422

Specialty Retail 7.34%
AutoZone, Inc.*	1,115	4,783,618
Dick’s Sporting Goods, Inc.	18,300	4,066,626
Lowe’s Cos., Inc.	17,239	4,332,333
Ross Stores, Inc.	17,710	2,698,827
Total		15,881,404

Technology Hardware, Storage & Peripherals 1.92%
NetApp, Inc.	35,139	4,162,566

Trading Companies & Distributors 1.57%
AerCap Holdings NV (Ireland)(b)	28,085	3,398,285
Total Common Stocks (cost $175,841,548)		215,396,005

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO September 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.52%

REPURCHASE AGREEMENTS 0.52%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,116,900 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,135,590; proceeds: $1,113,418 (cost $1,113,302)	$1,113,302	$1,113,302
Total Investments in Securities 100.04% (cost $176,954,850)		216,509,307
Other Assets and Liabilities – Net (0.04)%		(79,907)
Net Assets 100.00%		$216,429,400

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,078,257	$–	$3,078,257
Remaining Industries	212,317,748	–	–	212,317,748
Short-Term Investments
Repurchase Agreements	–	1,113,302	–	1,113,302
Total	$212,317,748	$4,191,559	$–	$216,509,307

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.15%

COMMON STOCKS 100.15%

Aerospace & Defense 5.22%
Boeing Co.*	53,687	$11,587,265
RTX Corp.	87,137	14,580,634
Total		26,167,899

Banks 6.97%
JPMorgan Chase & Co.	67,568	21,312,974
Wells Fargo & Co.	162,705	13,637,933
Total		34,950,907

Beverages 1.45%
Carlsberg AS Class B(a)	62,336	7,255,776

Biotechnology 5.47%
AbbVie, Inc.	51,497	11,923,615
Gilead Sciences, Inc.	54,340	6,031,740
United Therapeutics Corp.*	22,623	9,483,788
Total		27,439,143

Building Products 2.35%
Allegion PLC (Ireland)(b)	66,527	11,798,563

Capital Markets 8.06%
Charles Schwab Corp.	104,802	10,005,447
KKR & Co., Inc.	44,282	5,754,446
Morgan Stanley	49,465	7,862,956
Nasdaq, Inc.	78,339	6,929,084
SEI Investments Co.	116,396	9,876,201
Total		40,428,134

Construction & Engineering 3.52%
AECOM	75,090	9,796,992
EMCOR Group, Inc.	12,127	7,876,972
Total		17,673,964

Construction Materials 1.85%
CRH PLC	77,506	9,292,969

Consumer Finance 1.32%
American Express Co.	19,940	6,623,270

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.22%
BJ’s Wholesale Club Holdings, Inc.*	71,398	$6,657,863
Maplebear, Inc.*	122,510	4,503,468
Total		11,161,331

Electric: Utilities 2.64%
Entergy Corp.	85,494	7,967,186
FirstEnergy Corp.	115,213	5,279,060
Total		13,246,246

Electronic Equipment, Instruments & Components 4.32%
Jabil, Inc.	37,160	8,070,037
Keysight Technologies, Inc.*	46,390	8,114,539
TD SYNNEX Corp.	33,677	5,514,609
Total		21,699,185

Health Care Providers & Services 3.81%
Labcorp Holdings, Inc.	34,113	9,792,478
McKesson Corp.	12,075	9,328,420
Total		19,120,898

Hotels, Restaurants & Leisure 1.19%
Booking Holdings, Inc.	1,110	5,993,190

Industrial REITS 1.45%
Prologis, Inc.	63,552	7,277,975

Insurance 8.98%
Aon PLC Class A (United Kingdom)(b)	25,854	9,219,019
Arch Capital Group Ltd.	105,396	9,562,579
Arthur J Gallagher & Co.	30,842	9,553,001
Progressive Corp.	28,990	7,159,081
RenaissanceRe Holdings Ltd.	37,584	9,543,705
Total		45,037,385

Interactive Media & Services 4.14%
Alphabet, Inc. Class A	85,455	20,774,111

Machinery 3.07%
AGCO Corp.	69,430	7,433,870
Parker-Hannifin Corp.	10,542	7,992,417
Total		15,426,287

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Metals & Mining 1.65%
Steel Dynamics, Inc.	59,371	$8,278,099

Multi-Utilities 1.57%
CMS Energy Corp.	107,450	7,871,787

Oil, Gas & Consumable Fuels 6.51%
Expand Energy Corp.	82,124	8,724,854
Permian Resources Corp.	538,810	6,896,768
Shell PLC ADR	151,123	10,809,828
Williams Cos., Inc.	98,570	6,244,410
Total		32,675,860

Pharmaceuticals 1.59%
Teva Pharmaceutical Industries Ltd. ADR*	394,455	7,967,991

Real Estate Management & Development 1.69%
CBRE Group, Inc. Class A*	53,810	8,478,304

Semiconductors & Semiconductor Equipment 3.34%
KLA Corp.	5,067	5,465,266
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,465	11,301,470
Total		16,766,736

Software 3.35%
Microsoft Corp.	32,445	16,804,888

Specialty Retail 7.67%
AutoZone, Inc.*	2,440	10,468,186
Dick’s Sporting Goods, Inc.	42,460	9,435,461
Lowe’s Cos., Inc.	40,200	10,102,662
Ross Stores, Inc.	55,630	8,477,456
Total		38,483,765

Technology Hardware, Storage & Peripherals 1.93%
NetApp, Inc.	81,858	9,696,899

Tobacco 1.15%
Philip Morris International, Inc.	35,620	5,777,564

Trading Companies & Distributors 1.67%
AerCap Holdings NV (Ireland)(b)	69,157	8,367,997
Total Common Stocks (cost $337,912,860)		502,537,123

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO September 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.54%

REPURCHASE AGREEMENTS 0.54%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $2,693,400 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $2,738,497; proceeds: $2,684,977 (cost $2,684,697)	$2,684,697	$2,684,697
Total Investments in Securities 100.69% (cost $340,597,557)		505,221,820
Other Assets and Liabilities – Net (0.69)%		(3,451,681)
Net Assets 100.00%		$501,770,139

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$7,255,776	$–	$7,255,776
Remaining Industries	495,281,347	–	–	495,281,347
Short-Term Investments
Repurchase Agreements	–	2,684,697	–	2,684,697
Total	$495,281,347	$9,940,473	$–	$505,221,820

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.02%

COMMON STOCKS 99.02%

Aerospace & Defense 9.13%
Axon Enterprise, Inc.*	3,596	$2,580,633
Curtiss-Wright Corp.	1,723	935,486
Howmet Aerospace, Inc.	11,234	2,204,448
Kratos Defense & Security Solutions, Inc.*	9,650	881,721
Loar Holdings, Inc.*	8,062	644,960
TransDigm Group, Inc.	420	553,568
Total		7,800,816

Beverages 1.07%
Celsius Holdings, Inc.*	15,956	917,310

Biotechnology 5.72%
Alnylam Pharmaceuticals, Inc.*	1,792	817,152
Argenx SE ADR*	1,468	1,082,738
Insmed, Inc.*	9,661	1,391,280
Natera, Inc.*	9,908	1,594,891
Total		4,886,061

Broadline Retail 4.78%
Coupang, Inc.*	38,633	1,243,982
MercadoLibre, Inc. (Uruguay)*(a)	490	1,145,101
Sea Ltd. ADR*	9,466	1,691,858
Total		4,080,941

Capital Markets 9.51%
ARES Management Corp. Class A	4,637	741,410
Coinbase Global, Inc. Class A*	2,473	834,613
Evercore, Inc. Class A	2,479	836,216
Interactive Brokers Group, Inc. Class A	15,121	1,040,476
Nasdaq, Inc.	6,148	543,791
Piper Sandler Cos.	2,076	720,351
Raymond James Financial, Inc.	4,626	798,447
Robinhood Markets, Inc. Class A*	18,232	2,610,458
Total		8,125,762

Construction & Engineering 7.33%
Comfort Systems USA, Inc.	2,698	2,226,336
EMCOR Group, Inc.	2,572	1,670,617
MasTec, Inc.*	5,719	1,217,060
Quanta Services, Inc.	2,771	1,148,358
Total		6,262,371

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Consumer Finance 0.73%
SoFi Technologies, Inc.*	23,578	$622,931

Consumer Staples Distribution & Retail 0.71%
Maplebear, Inc.*	16,555	608,562

Diversified Consumer Services 1.08%
Stride, Inc.*	6,184	921,045

Electrical Equipment 2.58%
Vertiv Holdings Co. Class A	14,610	2,204,065

Entertainment 7.63%
Liberty Media Corp.-Liberty Formula One Class A*	6,669	635,022
Live Nation Entertainment, Inc.*	8,373	1,368,148
ROBLOX Corp. Class A*	12,523	1,734,686
Spotify Technology SA (Sweden)*(a)	1,210	844,580
Take-Two Interactive Software, Inc.*	3,600	930,096
TKO Group Holdings, Inc.	4,989	1,007,579
Total		6,520,111

Financial Services 3.00%
Affirm Holdings, Inc.*	17,062	1,246,891
Toast, Inc. Class A*	36,178	1,320,859
Total		2,567,750

Health Care Equipment & Supplies 3.30%
IDEXX Laboratories, Inc.*	1,751	1,118,697
Insulet Corp.*	5,514	1,702,337
Total		2,821,034

Health Care Providers & Services 0.55%
Guardant Health, Inc.*	7,488	467,850

Health Care Technology 2.73%
Doximity, Inc. Class A*	13,514	988,549
Veeva Systems, Inc. Class A*	4,513	1,344,468
Total		2,333,017

Hotels, Restaurants & Leisure 4.61%
DoorDash, Inc. Class A*	6,348	1,726,592
Planet Fitness, Inc. Class A*	7,231	750,578
Royal Caribbean Cruises Ltd.	4,513	1,460,317
Total		3,937,487

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Information Technology Services 4.70%
Cloudflare, Inc. Class A*	13,081	$2,807,052
Snowflake, Inc.*	5,360	1,208,948
Total		4,016,000

Interactive Media & Services 2.44%
Reddit, Inc. Class A*	9,069	2,085,779

Machinery 1.74%
Crane Co.	4,073	750,002
RBC Bearings, Inc.*	1,892	738,429
Total		1,488,431

Oil, Gas & Consumable Fuels 0.99%
Cheniere Energy, Inc.	3,593	844,283

Semiconductors & Semiconductor Equipment 6.88%
Astera Labs, Inc.*	15,454	3,025,893
Credo Technology Group Holding Ltd.*	8,989	1,308,888
Nova Ltd. (Israel)*(a)	2,837	906,876
Rambus, Inc.*	6,151	640,934
Total		5,882,591

Software 12.17%
AppLovin Corp. Class A*	5,476	3,934,725
Commvault Systems, Inc.*	3,053	576,346
Figma, Inc. Class A*(b)	638	33,093
Guidewire Software, Inc.*	6,598	1,516,616
Netskope, Inc. Class A*	19,272	438,053
Nutanix, Inc. Class A*	9,423	700,977
Palantir Technologies, Inc. Class A*	12,405	2,262,920
Rubrik, Inc. Class A*	6,760	556,010
ServiceTitan, Inc. Class A*	3,758	378,919
Total		10,397,659

Specialty Retail 3.21%
Carvana Co.*	7,281	2,746,684

Technology Hardware, Storage & Peripherals 0.74%
Pure Storage, Inc. Class A*	7,554	633,101

Textiles, Apparel & Luxury Goods 0.61%
Amer Sports, Inc. (Finland)*(a)	14,914	518,262

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Trading Companies & Distributors 1.08%
FTAI Aviation Ltd.	5,511	$919,565
Total Common Stocks (cost $64,172,147)		84,609,468

	Principal Amount

SHORT-TERM INVESTMENTS 1.29%

REPURCHASE AGREEMENTS 1.25%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,066,800 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,084,737; proceeds: $1,063,390 (cost $1,063,279)	$1,063,279	1,063,279

TIME DEPOSITS 0.00%
CitiBank N.A.(c) (cost $3,423)	3,423	3,423

	Shares

MONEY MARKET FUNDS 0.04%
Fidelity Government Portfolio(c) (cost $30,809)	30,809	30,809
Total Short-Term Investments (cost $1,097,511)		1,097,511
Total Investments in Securities 100.31% (cost $65,269,658)		85,706,979
Other Assets and Liabilities – Net (0.31)%		(262,769)
Net Assets 100.00%		$85,444,210

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$84,609,468	$–	$–	$84,609,468
Short-Term Investments
Repurchase Agreements	–	1,063,279	–	1,063,279
Time Deposits	–	3,423	–	3,423
Money Market Funds	30,809	–	–	30,809
Total	$84,640,277	$1,066,702	$–	$85,706,979

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.09%

COMMON STOCKS 99.09%

Banks 1.86%
East West Bancorp, Inc.	42,820	$4,558,189

Beverages 2.68%
Carlsberg AS Class B(a)	31,956	3,719,610
Coca-Cola Consolidated, Inc.	24,090	2,822,384
Total		6,541,994

Biotechnology 2.16%
United Therapeutics Corp.*	12,579	5,273,243

Building Products 4.10%
Allegion PLC (Ireland)(b)	36,506	6,474,339
Builders FirstSource, Inc.*	29,230	3,544,138
Total		10,018,477

Capital Markets 5.91%
Moelis & Co. Class A	42,675	3,043,581
Nasdaq, Inc.	32,126	2,841,545
SEI Investments Co.	53,355	4,527,172
TPG, Inc.	70,483	4,049,248
Total		14,461,546

Construction & Engineering 3.10%
AECOM	38,360	5,004,829
EMCOR Group, Inc.	3,970	2,578,674
Total		7,583,503

Construction Materials 1.95%
CRH PLC	39,687	4,758,471

Consumer Staples Distribution & Retail 2.24%
BJ’s Wholesale Club Holdings, Inc.*	32,639	3,043,587
Maplebear, Inc.*	65,950	2,424,322
Total		5,467,909

Electric: Utilities 5.93%
Entergy Corp.	59,090	5,506,597
FirstEnergy Corp.	93,905	4,302,727
IDACORP, Inc.	35,530	4,695,290
Total		14,504,614

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 9.43%
Belden, Inc.	43,816	$5,269,750
Crane NXT Co.	31,917	2,140,673
Jabil, Inc.	18,830	4,089,311
Keysight Technologies, Inc.*	24,991	4,371,426
TD SYNNEX Corp.	22,912	3,751,840
Teledyne Technologies, Inc.*	5,870	3,440,055
Total		23,063,055

Ground Transportation 1.52%
Landstar System, Inc.	30,330	3,717,245

Health Care Providers & Services 3.69%
Cencora, Inc.	12,488	3,902,875
Labcorp Holdings, Inc.	17,875	5,131,197
Total		9,034,072

Hotels, Restaurants & Leisure 1.01%
Expedia Group, Inc.	11,600	2,479,500

Insurance 13.71%
American Financial Group, Inc.	35,903	5,231,785
Aon PLC Class A (United Kingdom)(b)	12,664	4,515,729
Arch Capital Group Ltd.	56,057	5,086,052
Arthur J Gallagher & Co.	10,236	3,170,499
Assurant, Inc.	16,920	3,664,872
Kemper Corp.	82,011	4,227,667
RenaissanceRe Holdings Ltd.	12,471	3,166,761
White Mountains Insurance Group Ltd.	2,676	4,472,987
Total		33,536,352

Life Sciences Tools & Services 1.47%
Agilent Technologies, Inc.	25,814	3,313,227
Azenta, Inc.*	9,624	276,401
Total		3,589,628

Machinery 5.82%
AGCO Corp.	37,230	3,986,216
Lincoln Electric Holdings, Inc.	13,270	3,129,464
Middleby Corp.*	25,900	3,442,887
Parker-Hannifin Corp.	4,846	3,673,995
Total		14,232,562

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Media 1.04%
Nexstar Media Group, Inc.	12,810	$2,533,049

Metals & Mining 1.82%
Steel Dynamics, Inc.	31,893	4,446,841

Multi-Utilities 1.90%
CMS Energy Corp.	63,590	4,658,604

Oil, Gas & Consumable Fuels 5.09%
Expand Energy Corp.	43,553	4,627,071
Permian Resources Corp.	324,476	4,153,293
Williams Cos., Inc.	57,950	3,671,132
Total		12,451,496

Pharmaceuticals 1.51%
Teva Pharmaceutical Industries Ltd. ADR*	182,659	3,689,712

Professional Services 3.05%
CACI International, Inc. Class A*	8,247	4,113,439
Genpact Ltd.	79,658	3,336,873
Total		7,450,312

Real Estate Management & Development 1.54%
CBRE Group, Inc. Class A*	23,880	3,762,533

Retail REITS 1.47%
Kimco Realty Corp.	164,139	3,586,437

Semiconductors & Semiconductor Equipment 3.16%
Silicon Motion Technology Corp. ADR	81,377	7,715,353

Software 1.34%
Docusign, Inc.*	45,560	3,284,420

Specialty Retail 5.54%
AutoZone, Inc.*	1,034	4,436,108
Dick’s Sporting Goods, Inc.	24,480	5,439,946
Ross Stores, Inc.	24,120	3,675,647
Total		13,551,701

Technology Hardware, Storage & Peripherals 2.01%
NetApp, Inc.	41,416	4,906,139

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO September 30, 2025

Investments	Shares	Fair Value
Trading Companies & Distributors 3.04%
AerCap Holdings NV (Ireland)(b)	40,613	$4,914,173
MRC Global, Inc.*	174,627	2,518,121
Total		7,432,294
Total Common Stocks (cost $196,038,850)		242,289,251

	Principal Amount

SHORT-TERM INVESTMENTS 1.16%

REPURCHASE AGREEMENTS 1.16%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $2,850,000 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $2,897,761; proceeds: $2,841,046 (cost $2,840,750)	$2,840,750	2,840,750
Total Investments in Securities 100.25% (cost $198,879,600)		245,130,001
Other Assets and Liabilities – Net (0.25)%		(612,533)
Net Assets 100.00%		$244,517,468

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$2,822,384	$3,719,610	$–	$6,541,994
Remaining Industries	235,747,257	–	–	235,747,257
Short-Term Investments
Repurchase Agreements	–	2,840,750	–	2,840,750
Total	$238,569,641	$6,560,360	$–	$245,130,001

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.98%

ASSET-BACKED SECURITIES 25.35%

Automobiles 9.92%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$100,000	$101,927
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	41,954	42,010
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	216,667	215,535
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.456% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	115,868	116,217
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	389,950
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	416,734
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	131,910
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	72,010
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	325,000	325,046
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	4,257	4,197
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	111,777	112,072
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	167,306
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	228,868	231,824
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	785,000	800,382
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	245,403
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	280,000	282,303
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	101,994
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	112,473	112,739
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	225,000	229,286
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	230,000	231,296
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	40,000	40,937
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	95,000	97,581

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	$580,000	$582,530
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	3,562	3,565
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	312,480
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	85,000	85,881
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	248,677
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	455,000	460,161
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	310,150	315,368
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	160,004	161,637
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	220,000	222,568
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	280,000	282,007
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	385,000	394,369
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	236,987	238,637
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	58,839	58,883
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	320,000	324,191
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	100,000	101,437
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	315,845
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	304,253	306,698
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	220,000	222,901
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	175,000	176,228
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	90,000	91,130
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	65,561	66,172
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	353,693	355,739
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	224,800	225,282
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	527,000	530,930

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	$125,000	$127,377
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	185,469	186,274
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	220,000	225,203
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	111,699
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	100,000	100,990
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	235,000	237,500
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	134,372	135,362
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	90,009	90,628
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	275,000	278,342
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	120,000	120,746
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	340,000	342,353
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	4,892	4,892
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	185,000	190,043
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	53,860	53,912
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%	9/15/2028	220,000	223,028
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	310,000	312,156
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	140,000	143,480
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	95,000	95,520
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%	1/15/2031	500,000	502,922
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	210,000	210,847
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	241,753	244,235
Total				14,489,484

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 15.31%
ACREC Ltd. Series 2021-FL1 Class A†	5.40% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	$96,819	$96,823
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	216,008
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	100,469
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	145,000	146,240
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	215,000	214,906
AGL CLO 1 Ltd. Series 2019-1A Class ARR†	5.526% (3 mo. USD Term SOFR + 1.20%	)#	10/20/2034	610,000	610,961
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	5.375% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2035	310,000	310,346
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.826% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	390,000	390,273
Apidos CLO XXX Ltd. Series XXXA Class BR†	6.179% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	270,313
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.489% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	100,000	100,156
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.822% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	64,306	64,319
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.509% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	275,000	275,159
ARES LXV CLO Ltd. Series 2022-65A Class A1R†	5.278% (3 mo. USD Term SOFR + 1.12%	)#	7/25/2034	250,000	250,636
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.356% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	350,000	350,367
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.335% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	710,000	710,344
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.604% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	250,012
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.312% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	278,246	278,402

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Barings CLO Ltd. Series 2021-3A Class AR†	5.459% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	$250,000	$250,312
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	5.449% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	250,000	250,082
BDS LLC Series 2025-FL15 Class A†	5.534% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	150,000	150,422
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.569% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	250,000	248,887
BSPRT Issuer LLC Series 2025-FL12 Class A†(a)	5.486% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	160,000	159,748
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.585% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	46,304	46,308
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.399% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	400,289
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.348% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	397,939
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	5.416% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	250,000	250,310
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	5.429% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	270,000	270,175
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.462% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	250,000	250,119
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.259% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	208,569	208,326
Clover CLO LLC Series 2021-3A Class AR†	5.389% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	250,000	250,129
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.426% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	320,000	318,737
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	5.274% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	300,000	300,316

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.494% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	$560,000	$560,937
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.396% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	680,000	680,366
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.453% (3 mo. USD Term SOFR + 1.13%	)#	7/17/2034	410,000	411,126
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	5.244% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	440,000	440,094
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.519% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	100,000	100,178
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.285% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	13,425	13,418
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.261% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	4,153	4,151
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	235,000	238,756
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	185,000	185,983
KKR CLO 15 Ltd. Series 15 Class BR2†	5.879% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,159
KKR CLO 23 Ltd. Series 23 Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	400,345
KKR CLO 24 Ltd. Series 24 Class A1R†	5.667% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	160,815	160,948
KKR CLO 27 Ltd. Series 27A Class A1R2†	5.428% (3 mo. USD Term SOFR + 1.11%	)#	1/15/2035	250,000	250,440
KKR CLO 40 Ltd. Series 40A Class AR†	5.626% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	340,000	340,515
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	250,168
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.931% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	162,227	162,491
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.528% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	160,531

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	$300,000	$306,082
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.594% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	390,158
Marathon CLO XIII Ltd. Series 2019-1A Class AAR2†	5.518% (3 mo. USD Term SOFR + 1.20%	)#	4/15/2032	176,049	176,094
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	288,949
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	295,188
MF1 LLC Series 2022-FL9 Class A†	6.284% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	85,819	85,923
MF1 Ltd. Series 2021-FL7 Class A†	5.33% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	40,207	40,190
Navesink CLO 4 Ltd. Series 2025-4A Class A1†(a)	-	(b)	10/15/2037	250,000	250,187
Ocean Trails CLO XI Series 2021-11A Class AR†	5.356% (3 mo. USD Term SOFR + 1.03%	)#	7/20/2034	440,000	440,242
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	5.408% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	250,000	250,328
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.474% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	250,000	250,294
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	5.391% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	260,000	260,128
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	5.58% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	2,340	2,341
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	135,403
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	101,059	101,680
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	440,000	455,646
Parallel Ltd. Series 2023-1A Class A1R†	5.716% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	350,000	350,799
PFP Ltd. Series 2025-12 Class A†	5.625% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	260,000	261,459

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	$300,000	$300,158
Romark CLO Ltd. Series 2017-1A Class A1R†	5.611% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	41,281	41,303
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.344% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	400,000	400,604
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	140,000	143,912
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	305,000	312,554
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	5.278% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	380,000	380,451
Symphony CLO XVIII Ltd. Series 2016-18A Class AR4†	5.506% (3 mo. USD Term SOFR + 1.23%	)#	10/23/2037	250,000	250,481
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	5.309% (3 mo. USD Term SOFR + 1.05%	)#	4/25/2033	250,000	250,147
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	5.266% (3 mo. USD Term SOFR + 1.13%	)#	7/20/2034	270,000	270,261
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	5.546% (3 mo. USD Term SOFR + 1.22%	)#	1/20/2035	250,000	250,313
Trysail CLO Ltd. Series 2021-1A Class A1†	5.907% (3 mo. USD Term SOFR + 1.58%	)#	7/20/2032	250,122	250,197
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	191,937	193,070
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.436% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	400,000	400,180
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.552% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	250,000	250,317
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	345,000	351,309
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	100,000	101,102

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	$250,000	$250,385
Wind River CLO Ltd. Series 2021-4A Class AR†	5.562% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	300,000	300,095
Wind River CLO Ltd. Series 2022-1A Class AR†	5.676% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	300,675
Total					22,347,044

Student Loan 0.12%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	84,245	76,884
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	70,504	64,439
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	39,314	37,133
Total					178,456
Total Asset-Backed Securities (cost $36,857,612)					37,014,984

CONVERTIBLE BONDS 0.09%

Commercial Services 0.09%
Block, Inc. (cost $128,974)	Zero Coupon		5/1/2026	133,000	129,642

CORPORATE BONDS 54.28%

Aerospace/Defense 1.37%
Boeing Co.	2.196%		2/4/2026	297,000	294,788
Boeing Co.	2.25%		6/15/2026	105,000	103,537
Boeing Co.	2.70%		2/1/2027	97,000	95,059
Boeing Co.	3.20%		3/1/2029	38,000	36,678
Boeing Co.	3.25%		2/1/2028	82,000	80,105
Boeing Co.	5.04%		5/1/2027	46,000	46,508
Boeing Co.	5.15%		5/1/2030	67,000	68,775
Boeing Co.	6.259%		5/1/2027	231,000	237,773
Boeing Co.	6.298%		5/1/2029	183,000	194,260
Bombardier, Inc. (Canada)†(c)	7.125%		6/15/2026	79,000	78,833
Bombardier, Inc. (Canada)†(c)	7.875%		4/15/2027	16,000	16,080
Spirit AeroSystems, Inc.	3.85%		6/15/2026	217,000	215,772
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	282,000	297,360
TransDigm, Inc.†	6.75%		8/15/2028	237,000	241,813
Total					2,007,341

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.77%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	$411,000	$406,231
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	200,000	207,569
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	200,000	206,449
Japan Tobacco, Inc. (Japan)†(c)	5.25%		6/15/2030	300,000	310,756
Total					1,131,005

Airlines 0.33%
Air Canada (Canada)†(c)	3.875%		8/15/2026	178,000	176,540
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	109,973	110,115
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.021%		10/20/2029	51,000	51,049
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	53,125	53,061
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	81,868	84,214
Total					474,979

Auto Manufacturers 2.83%
Ford Motor Credit Co. LLC	3.375%		11/13/2025	400,000	399,280
Ford Motor Credit Co. LLC	5.125%		11/5/2026	513,000	514,855
Ford Motor Credit Co. LLC	5.303%		9/6/2029	204,000	203,550
Ford Motor Credit Co. LLC	5.80%		3/8/2029	237,000	240,568
Ford Motor Credit Co. LLC	5.85%		5/17/2027	200,000	202,546
Ford Motor Credit Co. LLC	7.35%		11/4/2027	280,000	292,086
General Motors Financial Co., Inc.	5.00%		7/15/2027	75,000	75,935
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	73,414
General Motors Financial Co., Inc.	5.40%		5/8/2027	13,000	13,226
General Motors Financial Co., Inc.	5.55%		7/15/2029	142,000	146,682
General Motors Financial Co., Inc.	5.634% (SOFR + 1.29%	)#	1/7/2030	74,000	73,751
General Motors Financial Co., Inc.	5.65%		1/17/2029	209,000	216,232
Hyundai Capital America†	2.00%		6/15/2028	121,000	113,818
Hyundai Capital America†	4.30%		9/24/2027	138,000	137,990
Hyundai Capital America†	4.875%		6/23/2027	91,000	91,817
Hyundai Capital America†	4.90%		6/23/2028	128,000	129,854
Hyundai Capital America†	6.10%		9/21/2028	128,000	133,921
Hyundai Capital America†	6.50%		1/16/2029	31,000	32,871
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	229,000	232,138
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	200,000	202,679
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	200,000	200,982
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	200,000	201,751
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	202,647
Total					4,132,593

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.21%
ZF North America Capital, Inc.†	6.875%		4/14/2028	$300,000	$304,383

Banks 8.14%
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	424,745
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(c)	5.875%		5/7/2030	200,000	207,642
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	586,546
Barclays PLC (United Kingdom)(c)	5.367% (SOFR + 1.23%	)#	2/25/2031	200,000	206,280
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	204,078
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	212,146
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	190,751
BNP Paribas SA (France)†(c)	5.283% (SOFR + 1.28%	)#	11/19/2030	200,000	205,516
BPCE SA (France)†(c)	4.875%		4/1/2026	200,000	200,260
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	119,000	119,092
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	250,000	251,769
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	318,000	322,154
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	237,000
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	251,581
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	119,000	121,995
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	205,000	213,723
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	200,000	200,234
Federation des Caisses Desjardins du Quebec (Canada)†(c)	4.565%		8/26/2030	200,000	201,182
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	265,000	269,207
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	104,000	107,158

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	$174,000	$169,927
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	104,000	105,241
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	53,000	54,723
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	126,000	130,324
HSBC Holdings PLC (United Kingdom)(c)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	202,927
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	204,246
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	39,000	39,182
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%	)#	9/11/2027	252,000	256,341
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	97,000	90,996
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	69,928
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	42,009
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	163,000	168,382
KeyBank NA	4.70%		1/26/2026	250,000	250,172
KeyCorp	5.121% (SOFR + 1.23%	)#	4/4/2031	52,000	53,408
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	200,000	200,050
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	202,890
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	94,619
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	200,000	190,688
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	28,000	27,685
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	125,000	127,512
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	76,883
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	77,646

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	$106,000	$109,545
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	250,000	253,854
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	201,221
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	105,000	107,258
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	195,378
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	400,000	418,740
Societe Generale SA (France)†(c)	5.25%		2/19/2027	222,000	224,484
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	204,210
Synchrony Bank	5.625%		8/23/2027	250,000	255,349
Synovus Bank	4.00% (5 yr. CMT + 3.63%	)#	10/29/2030	250,000	249,215
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	88,890
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	71,408
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	71,834
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	78,000	78,613
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	113,258
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	337,000	345,740
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	129,647
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	53,000	54,809
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	40,000	41,636
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	195,314
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	206,675

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	$104,000	$105,251
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	102,000	103,957
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	182,320
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	202,132
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	104,879
Total					11,884,455

Beverages 0.43%
Bacardi Ltd.†	4.70%		5/15/2028	177,000	178,602
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	142,958
Bacardi-Martini BV (Netherlands)†(c)	5.55%		2/1/2030	133,000	137,556
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	100,000	99,987
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	65,000	65,670
Total					624,773

Biotechnology 0.29%
Illumina, Inc.	4.65%		9/9/2026	82,000	82,404
Illumina, Inc.	5.75%		12/13/2027	154,000	158,430
Royalty Pharma PLC	4.45%		3/25/2031	106,000	105,147
Royalty Pharma PLC	5.15%		9/2/2029	79,000	81,084
Total					427,065

Chemicals 0.20%
Celanese U.S. Holdings LLC	6.665%		7/15/2027	280,000	287,416

Commercial Services 1.16%
Ashtead Capital, Inc.†	4.375%		8/15/2027	200,000	200,064
Block, Inc.	2.75%		6/1/2026	202,000	199,508
GEO Group, Inc.	8.625%		4/15/2029	175,000	185,387
GXO Logistics, Inc.	6.25%		5/6/2029	215,000	225,881
Matthews International Corp.†	8.625%		10/1/2027	203,000	209,942
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%		1/15/2028	281,000	281,157
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	200,000	203,873
Triton Container International Ltd.†	2.05%		4/15/2026	196,000	193,555
Total					1,699,367

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 0.37%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	$130,000	$127,580
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	171,000	163,143
Gartner, Inc.†	4.50%	7/1/2028	258,000	255,935
Total				546,658

Diversified Financial Services 4.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%	4/15/2027	156,000	160,962
AG Issuer LLC†	6.25%	3/1/2028	111,000	111,298
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	150,000	151,200
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	150,000	153,090
Ally Financial, Inc.	5.75%	11/20/2025	103,000	103,064
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	255,787
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	116,948
Aviation Capital Group LLC†	5.375%	7/15/2029	65,000	66,610
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	181,512
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	100,000	98,983
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%	11/18/2027	33,000	31,735
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%	2/21/2028	110,000	105,669
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%	2/15/2027	68,000	66,896
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.95%	1/15/2028	105,000	106,091
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	3/1/2029	193,000	199,915
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	11/15/2029	218,000	226,594
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	33,000	34,432
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	191,000	204,020
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	250,000	256,720
GGAM Finance Ltd. (Ireland)†(c)	7.75%	5/15/2026	282,000	283,402
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	235,000	229,610
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	200,000	200,112
LPL Holdings, Inc.†	4.00%	3/15/2029	169,000	165,433
LPL Holdings, Inc.†	4.625%	11/15/2027	189,000	188,685
LPL Holdings, Inc.	4.90%	4/3/2028	59,000	59,652
LPL Holdings, Inc.	5.15%	6/15/2030	91,000	92,659
LPL Holdings, Inc.	5.20%	3/15/2030	40,000	40,900
LPL Holdings, Inc.	5.70%	5/20/2027	47,000	47,910
LPL Holdings, Inc.	6.75%	11/17/2028	98,000	104,637
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%	3/17/2030	34,000	34,489
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%	3/26/2029	56,000	58,996

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	$357,000	$371,716
Navient Corp.	5.00%		3/15/2027	28,000	27,896
Navient Corp.	6.75%		6/15/2026	221,000	223,695
OneMain Finance Corp.	6.625%		1/15/2028	127,000	130,154
Rocket Cos., Inc.†	6.125%		8/1/2030	139,000	142,761
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	423,000	414,679
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	252,000	251,975
Synchrony Financial	3.70%		8/4/2026	50,000	49,690
Synchrony Financial	3.95%		12/1/2027	45,000	44,492
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	77,000	77,687
United Wholesale Mortgage LLC†	5.50%		11/15/2025	150,000	150,044
Total					6,022,800

Electric 3.29%
AES Corp.	5.45%		6/1/2028	136,000	139,326
Alexander Funding Trust II†	7.467%		7/31/2028	300,000	320,902
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	196,000	197,454
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,581
Ameren Corp.	5.00%		1/15/2029	93,000	95,123
Black Hills Corp.	5.95%		3/15/2028	105,000	109,085
Calpine Corp.†	5.125%		3/15/2028	136,000	136,170
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	119,000	121,306
CenterPoint Energy, Inc.	5.40%		6/1/2029	37,000	38,301
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	86,502
Comision Federal de Electricidad (Mexico)(c)	5.70%		1/24/2030	200,000	203,150
DTE Energy Co.	5.10%		3/1/2029	95,000	97,380
Electricite de France SA (France)†(c)	5.70%		5/23/2028	201,000	208,006
Enel Finance International NV (Netherlands)†(c)	4.125%		9/30/2028	200,000	199,513
Enel Finance International NV (Netherlands)†(c)	4.375%		9/30/2030	200,000	198,707
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	200,000	204,948
Eversource Energy	5.95%		2/1/2029	106,000	111,073
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	349,377
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,191
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	78,948
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	82,565
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	90,000	90,467
NRG Energy, Inc.†(a)	4.734%		10/15/2030	66,000	66,020
Ohio Edison Co.†	4.95%		12/15/2029	26,000	26,586

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	3.15%	1/1/2026	$184,363	$183,790
Pacific Gas & Electric Co.	3.30%	12/1/2027	100,000	97,892
Pacific Gas & Electric Co.	5.00%	6/4/2028	189,000	191,692
Pacific Gas & Electric Co.	5.45%	6/15/2027	48,000	48,827
Pacific Gas & Electric Co.	5.55%	5/15/2029	84,000	86,499
Pinnacle West Capital Corp.	4.90%	5/15/2028	30,000	30,493
PSEG Power LLC†	5.20%	5/15/2030	76,000	78,014
System Energy Resources, Inc.	6.00%	4/15/2028	300,000	312,348
Trans-Allegheny Interstate Line Co.†	5.00%	1/15/2031	27,000	27,710
TransAlta Corp. (Canada)(c)	7.75%	11/15/2029	23,000	23,932
Vistra Operations Co. LLC†	3.70%	1/30/2027	46,000	45,589
Vistra Operations Co. LLC†	5.05%	12/30/2026	35,000	35,227
Vistra Operations Co. LLC†	5.50%	9/1/2026	73,000	72,998
Vistra Operations Co. LLC†	5.625%	2/15/2027	298,000	298,404
Total				4,805,096

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	125,000	126,282

Energy-Alternate Sources 0.13%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	190,300	188,717

Engineering & Construction 0.40%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	240,000	253,514
MasTec, Inc.†	4.50%	8/15/2028	204,000	203,616
MasTec, Inc.	5.90%	6/15/2029	116,000	121,507
Total				578,637

Entertainment 0.58%
Empire Resorts, Inc.†	7.75%	11/1/2026	200,000	199,444
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029	200,000	206,657
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.375%	4/15/2027	235,000	234,538
Warnermedia Holdings, Inc.	3.755%	3/15/2027	102,000	100,687
Warnermedia Holdings, Inc.	4.054%	3/15/2029	105,000	101,413
Total				842,739

Food 0.71%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	540,000	537,368
Conagra Brands, Inc.	4.85%	11/1/2028	192,000	194,061

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.00%	2/2/2029	$110,000	$105,511
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	200,000	199,835
Total				1,036,775

Food Service 0.14%
Sodexo, Inc.†	5.15%	8/15/2030	200,000	204,582

Gas 0.62%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	255,909
National Fuel Gas Co.	4.75%	9/1/2028	82,000	82,635
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,873
National Fuel Gas Co.	5.50%	3/15/2030	111,000	114,800
Snam SpA (Italy)†(c)	5.00%	5/28/2030	200,000	202,943
Southwest Gas Corp.	5.45%	3/23/2028	80,000	82,239
Southwest Gas Corp.	5.80%	12/1/2027	89,000	91,769
Total				911,168

Health Care-Products 0.08%
Solventum Corp.	5.45%	2/25/2027	113,000	114,882

Health Care-Services 1.45%
Adventist Health System	4.742%	12/1/2030	355,000	355,403
Centene Corp.	2.45%	7/15/2028	130,000	120,904
Centene Corp.	4.25%	12/15/2027	825,000	810,824
Cigna Group	4.50%	9/15/2030	66,000	66,217
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	150,000	145,351
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	146,234
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	59,602
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	200,000	204,161
IQVIA, Inc.	6.25%	2/1/2029	56,000	58,998
UnitedHealth Group, Inc.	4.65%	1/15/2031	91,000	92,256
Universal Health Services, Inc.	4.625%	10/15/2029	64,000	63,957
Total				2,123,907

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	52,949

Insurance 3.90%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	235,181
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	418,000	419,231

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Aon Corp.	8.205%	1/1/2027	$100,000	$104,777
Athene Global Funding†	1.985%	8/19/2028	35,000	32,879
Athene Global Funding†	4.95%	1/7/2027	91,000	91,817
Athene Global Funding†	5.339%	1/15/2027	125,000	126,805
Athene Global Funding†	5.38%	1/7/2030	160,000	165,170
Athene Global Funding†	5.516%	3/25/2027	138,000	140,572
Athene Global Funding†	5.583%	1/9/2029	117,000	120,977
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	251,254
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	174,981
Brighthouse Financial Global Funding†	5.65%	6/10/2029	152,000	156,121
Brown & Brown, Inc.	4.70%	6/23/2028	31,000	31,313
Brown & Brown, Inc.	4.90%	6/23/2030	39,000	39,555
CNO Global Funding†	4.375%	9/8/2028	79,000	79,081
CNO Global Funding†	4.875%	12/10/2027	101,000	102,347
CNO Global Funding†	4.95%	9/9/2029	51,000	52,054
CNO Global Funding†	5.875%	6/4/2027	176,000	180,669
CNO Global Funding †	1.75%	10/7/2026	150,000	146,415
Corebridge Global Funding†	5.20%	1/12/2029	70,000	72,019
Equitable America Global Funding†	4.65%	6/9/2028	76,000	76,942
Equitable Financial Life Global Funding†	5.45%	3/3/2028	113,000	116,295
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	100,809
F&G Global Funding†	1.75%	6/30/2026	332,000	325,583
F&G Global Funding†	2.30%	4/11/2027	114,000	110,625
F&G Global Funding†	4.65%	9/8/2028	51,000	51,196
F&G Global Funding†	5.875%	6/10/2027	53,000	54,401
FWD Group Holdings Ltd. (Hong Kong)†(c)	5.252%	9/22/2030	200,000	200,801
GA Global Funding Trust†	4.40%	9/23/2027	195,000	195,475
GA Global Funding Trust†	4.50%	9/18/2030	159,000	157,823
GA Global Funding Trust†	5.50%	1/8/2029	163,000	168,779
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,585
Jackson National Life Global Funding†	4.55%	9/9/2030	134,000	134,244
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	151,380
Jackson National Life Global Funding†	4.70%	6/5/2028	181,000	183,135
Lincoln Financial Global Funding†	4.625%	5/28/2028	93,000	94,003
Lincoln Financial Global Funding†	5.30%	1/13/2030	106,000	109,770
MGIC Investment Corp.	5.25%	8/15/2028	134,000	133,791
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	76,684
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	36,218
RGA Global Funding†	5.448%	5/24/2029	94,000	97,611
Sammons Financial Group Global Funding†	5.05%	1/10/2028	64,000	65,121

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Sammons Financial Group Global Funding†	5.10%	12/10/2029	$99,000	$101,886
Western-Southern Global Funding†	4.50%	7/16/2028	104,000	104,772
Western-Southern Global Funding†	4.90%	5/1/2030	80,000	81,800
Total				5,698,947

Internet 0.93%
AppLovin Corp.	5.125%	12/1/2029	601,000	614,978
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	250,000	271,248
Uber Technologies, Inc.†	4.50%	8/15/2029	478,000	477,540
Total				1,363,766

Investment Companies 0.47%
Blackstone Private Credit Fund	2.625%	12/15/2026	133,000	129,913
Blackstone Private Credit Fund	3.25%	3/15/2027	14,000	13,739
Blackstone Private Credit Fund	4.95%	9/26/2027	37,000	37,214
Blackstone Secured Lending Fund	2.125%	2/15/2027	74,000	71,618
Blackstone Secured Lending Fund	3.625%	1/15/2026	207,000	206,500
Blackstone Secured Lending Fund	5.875%	11/15/2027	53,000	54,320
Blue Owl Credit Income Corp.	3.125%	9/23/2026	14,000	13,804
Blue Owl Credit Income Corp.	4.70%	2/8/2027	51,000	50,935
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	63,000	62,398
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	46,000	47,911
Total				688,352

Leisure Time 1.44%
Carnival Corp.†	4.00%	8/1/2028	455,000	448,790
Carnival Corp.†	6.00%	5/1/2029	757,000	768,783
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	296,000	291,318
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	162,000	161,912
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	151,000	152,355
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	75,000	75,323
Viking Cruises Ltd.†	5.875%	9/15/2027	200,000	200,209
Total				2,098,690

Lodging 0.20%
Hyatt Hotels Corp.	5.25%	6/30/2029	66,000	67,716
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	210,372
Las Vegas Sands Corp.	5.90%	6/1/2027	12,000	12,248
Total				290,336

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	132,000	129,057

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.81%
Chart Industries, Inc.†	7.50%	1/1/2030	$238,000	$247,992
CNH Industrial Capital LLC	4.75%	3/21/2028	34,000	34,390
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	30,000	31,393
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	175,000	185,695
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	187,930
Regal Rexnord Corp.	6.05%	4/15/2028	318,000	329,072
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	167,597
Total				1,184,069

Media 0.71%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	41,000	40,978
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	188,000	187,931
Discovery Communications LLC	3.95%	3/20/2028	380,000	371,292
Fox Corp.	4.709%	1/25/2029	243,000	246,171
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	130,915
Sirius XM Radio LLC†	3.125%	9/1/2026	57,000	56,269
Total				1,033,556

Mining 1.19%
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	200,000	201,175
Anglo American Capital PLC (United Kingdom)†(c)	4.75%	4/10/2027	200,000	201,549
Freeport Indonesia PT (Indonesia)(c)	4.763%	4/14/2027	200,000	201,416
Glencore Funding LLC†	3.875%	10/27/2027	34,000	33,760
Glencore Funding LLC†	4.907%	4/1/2028	37,000	37,605
Glencore Funding LLC†	5.186%	4/1/2030	189,000	194,828
Glencore Funding LLC†	5.371%	4/4/2029	366,000	377,248
Glencore Funding LLC†	6.125%	10/6/2028	85,000	89,267
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.70%	10/17/2028	200,000	208,344
Stillwater Mining Co.	4.00%	11/16/2026	200,000	198,138
Total				1,743,330

Miscellaneous Manufacturing 0.15%
Trinity Industries, Inc.†	7.75%	7/15/2028	218,000	225,635

Oil & Gas 7.80%
Antero Resources Corp.†	7.625%	2/1/2029	129,000	131,823
APA Corp.	4.375%	10/15/2028	415,000	404,962
California Resources Corp.†	7.125%	2/1/2026	125,000	125,351
Chord Energy Corp.†	6.00%	10/1/2030	43,000	42,727

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
CITGO Petroleum Corp.†	6.375%	6/15/2026	$310,000	$310,213
CITGO Petroleum Corp.†	8.375%	1/15/2029	154,000	160,421
Civitas Resources, Inc.†	5.00%	10/15/2026	388,000	386,414
Civitas Resources, Inc.†	8.375%	7/1/2028	291,000	302,000
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	644,660
Continental Resources, Inc.	4.375%	1/15/2028	209,000	207,711
Continental Resources, Inc.†	5.75%	1/15/2031	112,000	115,549
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	298,174
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	75,872
Crescent Energy Finance LLC†	9.25%	2/15/2028	296,000	307,519
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,020
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	395,000	429,248
EQT Corp.†	3.125%	5/15/2026	243,000	240,822
EQT Corp.	4.50%	1/15/2029	60,000	60,028
EQT Corp.	6.375%	4/1/2029	262,000	271,752
EQT Corp.	7.50%	6/1/2027	72,000	73,402
EQT Corp.	7.50%	6/1/2030	61,000	67,317
Expand Energy Corp.	5.375%	2/1/2029	99,000	99,040
Expand Energy Corp.†	5.875%	2/1/2029	274,000	275,038
Expand Energy Corp.†	6.75%	4/15/2029	278,000	280,925
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	202,406
Helmerich & Payne, Inc.	4.65%	12/1/2027	102,000	102,494
Helmerich & Payne, Inc.	4.85%	12/1/2029	151,000	150,431
HF Sinclair Corp.	5.00%	2/1/2028	201,000	201,443
Kosmos Energy Ltd.	7.125%	4/4/2026	200,000	199,791
Matador Resources Co.†	6.875%	4/15/2028	243,000	248,164
Nabors Industries, Inc.†	7.375%	5/15/2027	184,000	186,913
Occidental Petroleum Corp.	5.20%	8/1/2029	59,000	59,911
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	287,784
Occidental Petroleum Corp.	8.875%	7/15/2030	172,000	198,846
Ovintiv, Inc.	5.375%	1/1/2026	250,000	250,048
Ovintiv, Inc.	5.65%	5/15/2028	72,000	74,176
Permian Resources Operating LLC†	8.00%	4/15/2027	296,000	300,812
Petrobras Global Finance BV (Netherlands)(c)	5.125%	9/10/2030	203,000	200,887
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	225,000	223,828
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	357,000	360,882
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	371,000	370,770
Range Resources Corp.	8.25%	1/15/2029	177,000	181,287
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(c)	9.625%	4/15/2029	200,000	209,932

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SM Energy Co.	6.50%	7/15/2028	$132,000	$132,956
SM Energy Co.	6.75%	9/15/2026	334,000	334,131
Strathcona Resources Ltd. (Canada)†(c)	6.875%	8/1/2026	181,000	181,248
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	103,000	105,636
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(c)	4.00%	8/15/2026	600,000	596,892
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	195,864
Viper Energy Partners LLC	4.90%	8/1/2030	103,000	103,849
Vnom Sub, Inc.†	5.375%	11/1/2027	197,000	197,158
Total				11,394,527

Oil & Gas Services 0.41%
Aris Water Holdings LLC†	7.25%	4/1/2030	236,000	249,340
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	350,000	350,140
Total				599,480

Packaging & Containers 0.06%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	34,000	34,392
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	48,531
Total				82,923

Pharmaceuticals 1.49%
180 Medical, Inc.†	3.875%	10/15/2029	200,000	191,737
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	299,757
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	646,000	643,832
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	203,526
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	210,397
Bayer U.S. Finance LLC†	6.375%	11/21/2030	200,000	213,815
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	183,000	199,433
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	219,000	215,293
Total				2,177,790

Pipelines 2.21%
Buckeye Partners LP	3.95%	12/1/2026	181,000	179,513
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	109,000	113,777
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	272,678
DT Midstream, Inc.†	4.125%	6/15/2029	351,000	342,550
Energy Transfer LP†	5.625%	5/1/2027	177,000	177,081
Energy Transfer LP†	6.00%	2/1/2029	360,000	365,139

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Energy Transfer LP†	7.375%	2/1/2031	$95,000	$99,232
Hess Midstream Operations LP†	5.125%	6/15/2028	45,000	44,984
Hess Midstream Operations LP†	5.875%	3/1/2028	49,000	49,980
Kinder Morgan, Inc.	5.00%	2/1/2029	102,000	104,331
Kinetik Holdings LP†	6.625%	12/15/2028	114,000	117,098
ONEOK, Inc.†	5.625%	1/15/2028	74,000	75,632
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	122,000	123,070
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	151,000	152,778
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	28,033
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	400,865
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	242,458
Western Midstream Operating LP	4.75%	8/15/2028	65,000	65,569
Western Midstream Operating LP	6.35%	1/15/2029	39,000	41,044
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	114,207
Williams Cos., Inc.	4.90%	3/15/2029	115,000	117,169
Total				3,227,188

REITS 1.42%
Crown Castle, Inc.	3.65%	9/1/2027	40,000	39,594
Crown Castle, Inc.	4.80%	9/1/2028	70,000	71,018
Crown Castle, Inc.	5.00%	1/11/2028	74,000	75,054
EPR Properties	4.50%	6/1/2027	70,000	70,071
EPR Properties	4.75%	12/15/2026	171,000	171,459
Iron Mountain, Inc.†	4.875%	9/15/2027	103,000	102,589
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	136,893
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	404,000	396,773
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	99,000	98,896
Service Properties Trust	4.75%	10/1/2026	175,000	175,437
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	176,110
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	81,000	79,134
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	196,312
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	180,048
Vornado Realty LP	2.15%	6/1/2026	111,000	108,988
Total				2,078,376

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors 0.93%
Entegris, Inc.†	4.75%	4/15/2029	$305,000	$302,710
Foundry JV Holdco LLC†	5.90%	1/25/2030	600,000	633,060
Intel Corp.	2.45%	11/15/2029	64,000	59,443
Intel Corp.	3.75%	8/5/2027	73,000	72,455
Microchip Technology, Inc.	4.90%	3/15/2028	79,000	80,177
Microchip Technology, Inc.	5.05%	3/15/2029	106,000	108,378
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	94,107
Total				1,350,330

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	134,426

Software 0.44%
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	140,000	143,979
MSCI, Inc.†	3.625%	9/1/2030	67,000	63,976
MSCI, Inc.†	3.875%	2/15/2031	27,000	25,879
MSCI, Inc.†	4.00%	11/15/2029	164,000	160,281
Open Text Corp. (Canada)†(c)	6.90%	12/1/2027	135,000	140,609
Oracle Corp.	4.45%	9/26/2030	101,000	100,974
Total				635,698

Telecommunications 0.76%
CommScope LLC†	8.25%	3/1/2027	117,000	118,378
CommScope Technologies LLC†	5.00%	3/15/2027	122,000	121,146
Frontier Communications Holdings LLC†	5.00%	5/1/2028	186,000	185,738
Frontier Communications Holdings LLC†	5.875%	10/15/2027	176,000	176,023
Frontier Communications Holdings LLC	5.875%	11/1/2029	97,810	98,924
Frontier Communications Holdings LLC†	6.00%	1/15/2030	13,000	13,164
Frontier Communications Holdings LLC†	6.75%	5/1/2029	142,000	143,536
Sprint Capital Corp.	6.875%	11/15/2028	229,000	246,368
Total				1,103,277

Toys/Games/Hobbies 0.54%
Hasbro, Inc.	3.90%	11/19/2029	453,000	441,377
Mattel, Inc.†	5.875%	12/15/2027	350,000	350,810
Total				792,187

Transportation 0.14%
XPO, Inc.†	6.25%	6/1/2028	194,000	198,046

Trucking & Leasing 0.34%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	124,000	124,129
GATX Corp.	5.40%	3/15/2027	50,000	50,747

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	$48,000	$47,516
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	270,739
Total					493,131
Total Corporate Bonds (cost $78,101,673)					79,251,686

FLOATING RATE LOANS(e) 4.48%

Airlines 0.12%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	101,521	101,486
SkyMiles IP Ltd. 2025 Repriced Term Loan B (Cayman Islands)(c)	–	(b)	10/20/2028	76,000	76,190
Total					177,676

Biotechnology 0.25%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.634% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	375,927	368,408

Commercial Services & Supplies 0.22%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.002% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	323,375	324,217

Diversified Financial Services 0.27%
Corpay Technologies Operating Co. LLC Term Loan B5	5.913% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	332,912	332,757
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(c)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	65,679	66,126
Total					398,883

Electric 0.55%
Calpine Corp. 2024 Term Loan B10	5.913% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	125,000	125,014
Calpine Corp. 2024 Term Loan B5	5.913% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	475,000	475,035
Edgewater Generation LLC 2025 Repriced Term Loan	7.163% (1 mo. USD Term SOFR + 3.00%	)	8/1/2030	195,943	196,662
Total					796,711

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.19%
Live Nation Entertainment, Inc. Term Loan B4	5.985% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	$268,571	$268,655

Health Care Products 0.18%
Medline Borrower LP 2025 Term Loan B	–	(b)	10/23/2028	260,072	260,331

Insurance 0.37%
Asurion LLC 2021 Term Loan B9	7.528% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	545,025	545,262

Internet 0.42%
Gen Digital, Inc. 2021 Term Loan A	5.763% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	616,803	616,803

Manufacturing 0.10%
DirecTV Financing LLC Term Loan	9.57% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	29,413	29,470
Virgin Media Bristol LLC USD Term Loan N	6.765% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	118,327	118,346
Total					147,816

Oil & Gas 0.44%
Hilcorp Energy I LP Term Loan B	6.15% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	284,172	285,000
Occidental Petroleum Corp. 2 Year Term Loan	5.90% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	350,356	350,794
Total					635,794

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	6.13% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	349,489	349,498

Pipelines 0.29%
Buckeye Partners LP 2024 Term Loan B5	5.913% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	40,354	40,448
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	6.38% - 6.39% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	38,467	38,516

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Venture Global Plaquemines LNG LLC Base Term Loan	6.388% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	$345,533	$345,964
Total					424,928

Retail 0.38%
IRB Holding Corp. 2024 1st Lien Term Loan B	6.663% (1 mo. USD Term SOFR + 2.50%	)	12/15/2027	224,021	224,318
KFC Holding Co. 2021 Term Loan B	6.00% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	321,549	323,156
Total					547,474

Telecommunications 0.46%
CommScope, Inc. 2024 Term Loan	–	(b)	12/17/2029	200,000	202,705
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.628% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	473,253	470,889
Total					673,594
Total Floating Rate Loans (cost $6,551,695)					6,536,050

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.81%

Dominican Republic 0.11%
Dominican Republic International Bonds	6.875%		1/29/2026	100,000	100,900
Dominican Republic International Bonds	8.625%		4/20/2027	66,667	69,501
Total					170,401

Hungary 0.14%
Hungary Government International Bonds†	5.375%		9/26/2030	200,000	205,958

Kazakhstan 0.56%
Baiterek National Managing Holding JSC†(a)	4.65%		10/1/2030	200,000	197,779
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	200,000	204,281
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	205,388
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	200,000	207,617
Total					815,065

Mexico 0.54%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	775,000	787,253

Romania 0.46%
Romania Government International Bonds	5.25%		11/25/2027	376,000	380,746
Romania Government International Bonds†	5.75%		9/16/2030	170,000	173,537

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Romania (continued)
Romania Government International Bonds†	5.875%		1/30/2029	$110,000	$113,185
Total					667,468
Total Foreign Government Obligations (cost $2,598,854)					2,646,145

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.04%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,101	1,910
Government National Mortgage Association Series 2014-78 IO(g)	0.01%	#(f)	3/16/2056	10,130	2
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,126	9,021
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	5,268	5,083
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	22,222	20,167
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	5,988	5,662
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	12,568	11,177
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $58,035)					53,022

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.18%
Federal Home Loan Mortgage Corp.	5.205% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	168,844	170,302
Federal Home Loan Mortgage Corp.	5.437% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	98,150	99,033
Federal Home Loan Mortgage Corp.	5.44% (30 day USD SOFR Average + 2.16%	)#	8/1/2055	68,818	69,701
Federal Home Loan Mortgage Corp.	5.524% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	175,637	177,859
Federal Home Loan Mortgage Corp.	5.64% (30 day USD SOFR Average + 2.12%	)#	8/1/2055	100,683	102,105
Federal Home Loan Mortgage Corp.	5.887% (30 day USD SOFR Average + 2.11%	)#	5/1/2055	153,772	156,577
Federal Home Loan Mortgage Corp.	6.034% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	70,096	71,536
Federal National Mortgage Association	5.029% (30 day USD SOFR Average + 2.30%	)#	2/1/2055	96,312	97,300
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	38,423	38,890
Federal National Mortgage Association	5.583% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	23,971	24,384

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.721% (30 day USD SOFR Average + 2.21%	)#	8/1/2055	$155,927	$158,523
Federal National Mortgage Association	5.917% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	42,364	43,336
Federal National Mortgage Association	6.004% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	541,920	554,351
Uniform Mortgage-Backed Security(h)	4.50%		TBA	1,070,000	1,068,463
Uniform Mortgage-Backed Security(h)	5.00%		TBA	2,247,000	2,269,968
Uniform Mortgage-Backed Security(h)	5.50%		TBA	842,000	860,451
Uniform Mortgage-Backed Security(h)	6.00%		TBA	140,000	144,512
Total Government Sponsored Enterprises Pass-Throughs (cost $6,118,757)					6,107,291

MUNICIPAL BONDS 0.14%

Health Care 0.14%
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group (cost $200,000)	8.50%		10/1/2026	200,000	200,271

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.92%
ALA Trust Series 2025-OANA Class A†	5.894% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	160,000	161,065
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.90% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	170,000	170,274
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	140,000	147,359
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	320,000	336,073
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	670,000	701,461
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	200,000	202,231
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	140,000	147,654
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	180,000	188,822
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(f)	2/15/2051	70,000	69,152
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	96,464
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(f)	11/15/2057	340,000	358,064
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	90,000	95,215

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	$330,000	$343,004
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	310,000	324,861
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(f)	8/15/2058	160,000	166,498
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(f)	11/15/2056	110,000	118,059
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	350,000	366,739
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	260,000	271,167
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	260,000	272,622
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.592% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	167,046	167,386
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.53% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	124,577	124,873
BX Trust Series 2024-CNYN Class A†	5.592% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	153,785	154,344
BX Trust Series 2025-ROIC Class A†	5.294% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	139,456	139,315
BX Trust Series 2025-TAIL Class A†	5.55% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	100,000	99,994
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.199%	#(f)	11/10/2049	166,879	1,070
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.774%	#(f)	12/10/2054	165,666	815
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.023%	#(f)	6/10/2048	182,584	2
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	310,000	308,060
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.366%	#(f)	9/10/2047	2,000,000	21
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.473%	#(f)	8/10/2049	43,498	148
CONE Trust Series 2024-DFW1 Class A†	5.792% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	100,066
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.686%	#(f)	9/15/2037	978,382	18
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	2.008%	#(f)	1/15/2049	512,684	450
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	399,124
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.542%	#(f)	8/10/2049	153,961	724

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	$2,016	$1,983
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.116%	#(f)	12/10/2036	3,140,000	1,386
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.656% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	44,125	44,799
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.606% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	251,741	253,149
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.356% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	14,180	14,179
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.606% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	75,246	75,340
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.356% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	77,728	77,864
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.506% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	83,793	83,843
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.506% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	101,976	102,360
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.306% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	107,934	108,060
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.456% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	158,046	158,194
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.244%	#(f)	2/10/2037	1,590,000	2,705
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.189%	#(f)	11/10/2048	1,082,000	119
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	520,000	493,438

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(f)	1/13/2040	$170,000	$175,841
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.324%	#(f)	8/5/2034	90,041	12
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	46,198
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.70%	#(f)	12/15/2049	743,233	2,870
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	1.163%	#(f)	9/15/2050	669,307	8,749
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(f)	2/25/2066	130,000	130,253
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.125%	#(f)	7/15/2048	91,268	1
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	581,939	574,055
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.04% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,315
LBA Trust Series 2024-7IND Class A†	5.593% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	83,500	83,712
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.608%	#(f)	3/10/2049	203,915	77
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	26,470	26,444
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	200,000	209,237
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	21,036	20,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.396%	#(f)	11/15/2049	710,335	5,012
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	1.01%	#(f)	8/15/2049	1,000,000	5,787
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	257,892	254,007
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(f)	9/25/2070	135,000	134,910
OBX Trust Series 2025-NQM16 Class A1†	4.905%	(d)	8/25/2065	125,000	125,252
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,011
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	300,000	309,351
SCG Trust Series 2025-SNIP Class A†	5.75% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2030	170,000	170,182

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.456%	#(f)	2/15/2041	$4,149,000	$43,338
Shops at Crystals Trust Series 2016-CSTL Class XB†(g)	0.328%	#(f)	7/5/2036	1,000,000	813
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.593% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	170,000	169,358
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.272% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	135,359
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(f)	3/15/2051	220,000	216,573
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,677
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(f)	9/25/2070	100,000	100,115
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.063%	#(f)	6/15/2048	1,179,660	6
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.829%	#(f)	8/15/2049	838,159	6,172
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	29,145
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	310,000	325,153
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	300,000	318,463
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	340,000	356,581
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,673,651)					11,564,637

U.S. TREASURY OBLIGATIONS 3.69%
U.S. Treasury Notes	3.625%		8/31/2027	1,063,000	1,063,000
U.S. Treasury Notes	3.75%		6/30/2027	4,325,000	4,333,109
Total U.S. Treasury Obligations (cost $5,378,324)					5,396,109
Total Long-Term Investments (cost $147,667,575)					148,899,837

SHORT-TERM INVESTMENTS 0.88%

COMMERCIAL PAPER 0.68%

Chemicals 0.17%
International Flavors & Fragrances, Inc.†	4.494%		11/24/2025	250,000	248,350

Investment Companies 0.17%
HA Sustainable Infrastructure Capital, Inc.†	4.903%		11/19/2025	250,000	248,367

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 0.17%
Crown Castle, Inc.†	4.701%	10/23/2025	$250,000	$249,294

Software 0.17%
Oracle Corp.†	4.346%	1/13/2026	250,000	246,996
Total Commercial Paper (cost $992,956)				993,007

REPURCHASE AGREEMENTS 0.20%
Repurchase Agreement dated 9/30/2025, 4.250% due 10/1/2025 with JPMorgan Securities LLC collateralized by $294,200 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $300,000; proceeds: $300,035 (cost $300,000)			300,000	300,000
Total Short-Term Investments (cost $1,292,956)				1,293,007
Total Investments in Securities 102.86% (cost $148,960,531)				150,192,844
Other Assets and Liabilities – Net(i) (2.86)%				(4,183,057)
Net Assets 100.00%				$146,009,787

CMT	Constant Maturity Rate.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $81,751,300, which represents 55.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at September 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$3,386,000	$64,045	$10,823	$74,868
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	2,051,000	40,388	6,446	46,834
Total					$104,433	$17,269	$121,702

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $17,269. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at September 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$4,610,000	$–	$(174,183)	$(174,183)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	4,300,000	–	(37,019)	(37,019)
Goldman Sachs(2)	3.546%	12-Month USD SOFR Index	5/8/2030	1,490,000	–	(10,653)	(10,653)
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index	5/8/2029	5,470,000	–	(26,177)	(26,177)
Total					$–	$(248,032)	$(248,032)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	365	Long	$76,036,030	$76,065,430	$29,400
U.S. 5-Year Treasury Note	December 2025	61	Short	(6,670,252)	(6,660,914)	9,338
Total Unrealized Appreciation on Futures Contracts						$38,738

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$37,014,984	$–	$37,014,984
Convertible Bonds	–	129,642	–	129,642
Corporate Bonds	–	79,251,686	–	79,251,686
Floating Rate Loans	–	6,536,050	–	6,536,050
Foreign Government Obligations	–	2,646,145	–	2,646,145
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	53,022	–	53,022
Government Sponsored Enterprises Pass-Throughs	–	6,107,291	–	6,107,291
Municipal Bonds	–	200,271	–	200,271
Non-Agency Commercial Mortgage-Backed Securities	–	11,564,637	–	11,564,637
U.S. Treasury Obligations	–	5,396,109	–	5,396,109
Short-Term Investments
Commercial Paper	–	993,007	–	993,007
Repurchase Agreements	–	300,000	–	300,000
Total	$–	$150,192,844	$–	$150,192,844
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$121,702	$–	$121,702
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(248,032)	–	(248,032)
Futures Contracts
Assets	38,738	–	–	38,738
Liabilities	–	–	–	–
Total	$38,738	$(126,330)	$–	$(87,592)
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 117.34%

ASSET-BACKED SECURITIES 15.32%

Automobiles 8.36%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$770,000	$775,639
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,237,377
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	1,700,000	1,706,680
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,157,383
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	1,415,000	1,432,228
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,230,000
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	1,515,000	1,515,216
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	276,354	276,271
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,706,926
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,200,000	1,218,252
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	1,005,000	1,027,238
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,555,000	1,558,267
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	1,135,000	1,135,496
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	890,539
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,845,000	1,855,399
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	630,000	636,142
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	745,000	754,721
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	3,285,000	3,236,396
GLS Auto Select Receivables Trust Series 2025-3A Class A2†	4.46%	10/15/2030	1,670,000	1,681,831
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,630,000	1,633,362
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	660,000	680,775
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	395,000	403,349
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,530,000	1,547,355
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	1,000,000	1,011,670

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	$730,000	$740,208
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	1,275,000	1,284,139
LAD Auto Receivables Trust Series 2023-2A Class D†	6.30%	2/15/2031	1,100,000	1,124,736
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	965,000	973,468
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,555,000	1,575,506
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	160,759	161,026
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,379,226
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,744,166
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	830,449	831,770
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	615,000	629,545
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	1,010,000	1,020,246
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	1,251,010	1,256,304
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	2,300,000	2,330,554
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	1,860,000	1,871,828
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	1,535,000	1,561,751
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	1,875,000	1,896,027
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	1,635,000	1,650,382
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	845,000	845,416
Total				56,184,810

Credit Card 0.78%
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%	6/21/2030	1,365,000	1,380,302
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	2,530,000	2,585,217
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	1,250,000	1,260,154
Total				5,225,673

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 6.18%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	$2,000,000	$2,006,834
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,135,300
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	487,275
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,010,000	1,009,557
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,240,000	1,256,428
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	370,000	370,337
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	649,687	641,344
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	920,000	935,628
Clover CLO LLC Series 2018-1A Class A2RR†	6.056% (3 mo. USD Term SOFR + 1.73%	)#	4/20/2037	880,000	880,951
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,801,679
Driven Brands Funding LLC Series 2025-1A Class A2†(a)	5.296%		10/20/2055	550,000	549,878
Galaxy 31 CLO Ltd. Series 2023-31A Class BR†	6.111% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	800,000	804,846
KKR CLO 35 Ltd. Series 35A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,281,361
KKR CLO 57 Ltd. Series 2025-57A Class B†	5.979% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	900,000	903,128
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,808,871
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,356,117
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.931% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	748,739	749,957
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.528% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,083,582
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	1,475,000	1,499,176

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	6.076% (3 mo. USD Term SOFR + 1.75%	)#	7/21/2038	$1,250,000	$1,256,842
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	1,495,000	1,464,335
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	5.629% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2039	1,490,000	1,495,561
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.076% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	1,380,000	1,382,877
Octagon 69 Ltd. Series 2024-3A Class A2†	5.979% (3 mo. USD Term SOFR + 1.66%	)#	7/24/2037	900,000	902,182
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	1,400,000	1,438,317
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	804,742	806,581
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	865,000	870,741
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.638% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	892,195
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	6.069% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	870,000	871,856
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,147,125	1,135,399
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	6.148% (3 mo. USD Term SOFR + 1.83%	)#	4/15/2037	1,620,000	1,623,677
Trinitas CLO XXVII Ltd. Series 2024-27A Class B†	6.529% (3 mo. USD Term SOFR + 2.20%	)#	4/18/2037	750,000	754,252
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	640,000	640,805
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	2,525,000	2,571,174
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	1,205,000	1,234,804
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.705% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	1,665,000	1,670,676
Total					41,574,523
Total Asset-Backed Securities (cost $102,373,858)					102,985,006

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 44.18%

Aerospace/Defense 0.77%
ATI, Inc.	7.25%	8/15/2030	$626,000	$657,607
Boeing Co.	6.528%	5/1/2034	647,000	715,750
Boeing Co.	6.858%	5/1/2054	568,000	648,351
Hexcel Corp.	5.875%	2/26/2035	503,000	526,318
Northrop Grumman Corp.	3.25%	1/15/2028	1,027,000	1,010,218
TransDigm, Inc.	4.625%	1/15/2029	956,000	937,676
TransDigm, Inc.†	6.75%	1/31/2034	693,000	717,029
Total				5,212,949

Agriculture 0.75%
Altria Group, Inc.	4.875%	2/4/2028	813,000	826,414
BAT Capital Corp.	5.35%	8/15/2032	2,011,000	2,080,183
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%	7/1/2034	1,318,000	1,380,806
Japan Tobacco, Inc. (Japan)†(b)	5.85%	6/15/2035	697,000	742,636
Total				5,030,039

Airlines 0.34%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%	10/20/2031	1,693,000	1,686,124
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	582,000	590,804
Total				2,276,928

Auto Manufacturers 1.08%
Ford Motor Credit Co. LLC	2.90%	2/10/2029	901,000	835,011
Ford Motor Credit Co. LLC	3.375%	11/13/2025	798,000	796,563
Ford Motor Credit Co. LLC	5.85%	5/17/2027	754,000	763,597
Ford Motor Credit Co. LLC	6.054%	11/5/2031	668,000	682,989
Ford Motor Credit Co. LLC	7.20%	6/10/2030	831,000	888,777
Hyundai Capital America†	1.80%	10/15/2025	1,025,000	1,023,939
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	742,000	778,063
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	918,000	956,416
Toyota Motor Credit Corp.	4.55%	9/20/2027	504,000	509,957
Total				7,235,312

Auto Parts & Equipment 0.19%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	635,000	649,468
ZF North America Capital, Inc.†	6.75%	4/23/2030	648,000	632,853
Total				1,282,321

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 8.95%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	$800,000	$723,635
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,299,719
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,605,356
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,977,159
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,145,625
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,177,525
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,147,164
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036	913,000	922,621
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	2,042,979
Danske Bank AS (Denmark)†(b)	4.375%		6/12/2028	1,407,000	1,412,866
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	1,324,000	1,320,957
Freedom Mortgage Corp.†	12.25%		10/1/2030	1,100,000	1,228,026
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,065,079
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033	1,782,000	1,962,394
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,423,994
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	2,302,000	2,322,538
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	759,000	787,392
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	705,000	765,328
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,847,974
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	1,500,000	1,512,876
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	1,034,496
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	3,004,000	3,018,841
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	920,427

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	$713,000	$735,966
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	873,000	903,993
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	1,793,000	1,891,409
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,398,225
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,413,593
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,420,821
UBS Group AG (Switzerland)†(b)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	1,115,721
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,676,767
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	871,987
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	1,507,000	1,523,967
UBS Group AG (Switzerland)†(b)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	678,691
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%	)#	8/11/2028	2,000,000	2,078,458
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,816,264
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,241,000	1,155,543
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,856,447
Total					60,202,823

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	687,000	719,380

Biotechnology 0.36%
Amgen, Inc.	5.15%		3/2/2028	847,000	866,901
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	942,000	586,272
Royalty Pharma PLC	5.40%		9/2/2034	948,000	968,545
Total					2,421,718

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	$651,000	$676,922
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	631,000	631,725
Total					1,308,647

Chemicals 0.30%
OCP SA (Malaysia)(b)	6.75%		5/2/2034	617,000	671,438
Rain Carbon, Inc.†	12.25%		9/1/2029	645,000	691,516
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	682,000	684,680
Total					2,047,634

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	709,000	663,319

Commercial Services 1.38%
Allied Universal Holdco LLC†	7.875%		2/15/2031	633,000	664,252
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	749,000	736,985
Block, Inc.	2.75%		6/1/2026	658,000	649,882
EquipmentShare.com, Inc.†	9.00%		5/15/2028	883,000	935,514
Global Payments, Inc.	4.95%		8/15/2027	1,579,000	1,598,736
GXO Logistics, Inc.	6.50%		5/6/2034	2,279,000	2,452,047
Herc Holdings, Inc.†	7.25%		6/15/2033	562,000	587,120
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	1,596,000	1,647,410
Total					9,271,946

Computers 0.31%
CACI International, Inc.†	6.375%		6/15/2033	548,000	565,975
Gartner, Inc.†	4.50%		7/1/2028	1,188,000	1,178,490
International Business Machines Corp.	6.50%		1/15/2028	342,000	360,314
Total					2,104,779

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(b)	6.50%		3/31/2032	901,000	924,089

Diversified Financial Services 2.64%
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	1,074,551
Aircastle Ltd.†	6.50%		7/18/2028	998,000	1,049,256
American Express Co.	5.667% (SOFR + 1.79%	)#	4/25/2036	929,000	981,975
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,574,197
Aviation Capital Group LLC†	6.75%		10/25/2028	594,000	632,062
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	878,000	869,074

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%		11/18/2027	$133,000	$127,901
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	470,000	490,400
Cboe Global Markets, Inc.	3.65%		1/12/2027	865,000	860,316
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	1,273,000	1,338,218
Jane Street Group/JSG Finance, Inc.†	6.125%		11/1/2032	622,000	630,900
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	798,000	829,453
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,263,750
LPL Holdings, Inc.	5.75%		6/15/2035	747,000	766,636
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	950,000	963,842
Navient Corp.	11.50%		3/15/2031	814,000	918,835
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	913,750
Nuveen LLC†	5.85%		4/15/2034	936,000	985,533
Osaic Holdings, Inc.†	6.75%		8/1/2032	644,000	665,674
Rocket Cos., Inc.†	6.375%		8/1/2033	783,000	809,124
Total					17,745,447

Electric 4.47%
AES Corp.†	3.95%		7/15/2030	1,193,000	1,153,363
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	330,000	330,748
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,048,155
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	820,000	861,099
CenterPoint Energy Houston Electric LLC	4.95%		8/15/2035	351,000	349,906
Chile Electricity Lux MPC II SARL (Luxembourg)†(b)	5.58%		10/20/2035	937,428	969,561
Dominion Energy, Inc.	5.45%		3/15/2035	1,048,000	1,074,682
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	469,157
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	914,000	936,612
Entergy Louisiana LLC	5.15%		9/15/2034	1,979,000	2,022,276
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	971,140
Entergy Louisiana LLC	5.80%		3/15/2055	734,000	752,490
Entergy Texas, Inc.	5.25%		4/15/2035	536,000	549,972
Entergy Texas, Inc.	5.55%		9/15/2054	524,000	515,788
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(b)	7.25%		1/31/2041	568,551	608,009
FirstEnergy Transmission LLC	5.00%		1/15/2035	447,000	447,811
Florida Power & Light Co.	5.80%		3/15/2065	405,000	424,922
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,850,135
Jersey Central Power & Light Co.	5.10%		1/15/2035	339,000	343,774

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Lightning Power LLC†	7.25%	8/15/2032	$613,000	$649,437
Louisville Gas & Electric Co.	5.85%	8/15/2055	669,000	688,514
Narragansett Electric Co.†	5.35%	5/1/2034	1,005,000	1,036,828
NextEra Energy Capital Holdings, Inc.	5.45%	3/15/2035	77,000	79,684
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	532,720
NRG Energy, Inc.†(a)	5.407%	10/15/2035	747,000	750,007
NRG Energy, Inc.†	6.00%	2/1/2033	796,000	808,996
Oglethorpe Power Corp.	5.80%	6/1/2054	620,000	621,178
Oglethorpe Power Corp.	5.90%	2/1/2055	455,000	460,900
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	1,183,000	1,259,913
PSEG Power LLC†	5.75%	5/15/2035	508,000	531,878
Public Service Electric & Gas Co.	4.85%	8/1/2034	2,181,000	2,203,072
Union Electric Co.	5.125%	3/15/2055	606,000	574,096
Virginia Electric & Power Co.	5.05%	8/15/2034	1,793,000	1,818,641
Vistra Operations Co. LLC†	5.70%	12/30/2034	1,699,000	1,759,624
Vistra Operations Co. LLC†	7.75%	10/15/2031	591,000	625,820
Total				30,080,908

Electronics 0.14%
Vontier Corp.	2.95%	4/1/2031	1,030,000	941,579

Engineering & Construction 0.30%
MasTec, Inc.†	4.50%	8/15/2028	1,319,000	1,316,517
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	676,225
Total				1,992,742

Entertainment 0.34%
Flutter Treasury DAC (Ireland)†(b)	5.875%	6/4/2031	1,039,000	1,055,297
Warnermedia Holdings, Inc.	4.054%	3/15/2029	554,000	535,072
Warnermedia Holdings, Inc.	4.279%	3/15/2032	760,000	697,300
Total				2,287,669

Equity Real Estate 0.14%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	1,011,000	966,831

Food 1.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	379,000	388,180
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.625%	1/15/2032	1,410,000	1,316,028
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.75%	4/1/2033	865,000	903,886

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	$894,000	$921,303
Mars, Inc.†	5.00%	3/1/2032	917,000	938,543
Mars, Inc.†	5.20%	3/1/2035	2,453,000	2,508,574
Total				6,976,514

Gas 0.30%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,425,844
National Fuel Gas Co.	5.95%	3/15/2035	550,000	574,111
Total				1,999,955

Health Care-Products 0.32%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	940,000	965,055
Solventum Corp.	5.60%	3/23/2034	1,160,000	1,208,326
Total				2,173,381

Health Care-Services 1.27%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,236,729
DaVita, Inc.†	6.875%	9/1/2032	618,000	638,905
HCA, Inc.	5.50%	3/1/2032	1,727,000	1,800,020
Icon Investments Six DAC (Ireland)(b)	6.00%	5/8/2034	1,043,000	1,095,375
UnitedHealth Group, Inc.	3.45%	1/15/2027	686,000	682,137
UnitedHealth Group, Inc.	4.50%	4/15/2033	867,000	858,117
UnitedHealth Group, Inc.	5.35%	2/15/2033	757,000	791,444
Universal Health Services, Inc.	2.65%	1/15/2032	507,000	441,218
Total				8,543,945

Insurance 3.96%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	631,000	642,686
Assurant, Inc.	2.65%	1/15/2032	595,000	522,681
Athene Global Funding†	5.033%	7/17/2030	2,709,000	2,753,698
Athene Global Funding†	5.62%	5/8/2026	2,192,000	2,211,055
Beacon Funding Trust†	6.266%	8/15/2054	986,000	1,010,972
Belrose Funding Trust II†	6.792%	5/15/2055	620,000	672,025
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,327,028
Brown & Brown, Inc.	2.375%	3/15/2031	2,445,000	2,177,269
Brown & Brown, Inc.	5.25%	6/23/2032	161,000	165,210
Brown & Brown, Inc.	5.55%	6/23/2035	326,000	335,608
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,175,377
Corebridge Global Funding†	4.90%	8/21/2032	638,000	641,340
GA Global Funding Trust†	2.90%	1/6/2032	2,366,000	2,096,768

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	5.20%		12/9/2031	$1,353,000	$1,378,493
GA Global Funding Trust†	5.50%		4/1/2032	1,336,000	1,373,172
Hanwha Life Insurance Co. Ltd. (South Korea)†(b)	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055	341,000	357,437
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%		2/15/2031	708,000	729,488
Jackson National Life Global Funding†	4.60%		10/1/2029	1,025,000	1,034,428
New York Life Global Funding†	4.55%		1/28/2033	1,027,000	1,026,274
Pricoa Global Funding I†	4.75%		8/26/2032	802,000	810,961
Principal Life Global Funding II†	5.10%		1/25/2029	1,369,000	1,405,714
RGA Global Funding†	5.00%		8/25/2032	1,978,000	1,990,852
Sammons Financial Group Global Funding†	5.10%		12/10/2029	740,000	761,573
Total					26,600,109

Internet 0.85%
AppLovin Corp.	5.375%		12/1/2031	636,000	658,163
Prosus NV (Netherlands)(b)	4.027%		8/3/2050	856,000	600,947
Uber Technologies, Inc.†	4.50%		8/15/2029	2,504,000	2,501,592
Uber Technologies, Inc.	4.80%		9/15/2035	508,000	503,709
Uber Technologies, Inc.	5.35%		9/15/2054	817,000	793,228
Weibo Corp. (China)(b)	3.375%		7/8/2030	680,000	643,769
Total					5,701,408

Leisure Time 0.47%
Carnival Corp.†	6.125%		2/15/2033	978,000	1,003,101
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	947,000	955,500
Royal Caribbean Cruises Ltd.(a)	5.375%		1/15/2036	1,217,000	1,224,568
Total					3,183,169

Lodging 0.24%
MGM China Holdings Ltd. (Macau)(b)	4.75%		2/1/2027	650,000	648,939
Wynn Macau Ltd. (Macau)†(b)	6.75%		2/15/2034	978,000	992,105
Total					1,641,044

Machinery-Diversified 0.55%
nVent Finance SARL (Luxembourg)(b)	4.55%		4/15/2028	2,361,000	2,370,227
Regal Rexnord Corp.	6.05%		2/15/2026	1,336,000	1,342,647
Total					3,712,874

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.74%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$1,374,000	$1,319,517
Directv Financing LLC†	8.875%	2/1/2030	710,000	702,169
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,750,000	1,617,645
Univision Communications, Inc.†	8.50%	7/31/2031	1,271,000	1,313,543
Total				4,952,874

Mining 1.94%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	1,083,000	1,064,669
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,160,000	1,218,089
Antofagasta PLC (Chile)†(b)	6.25%	5/2/2034	1,175,000	1,260,386
Corp. Nacional del Cobre de Chile (Chile)†(b)	6.33%	1/13/2035	1,382,000	1,477,012
Fortescue Treasury Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	1,086,000	1,037,600
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,149,266
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,508,732
Glencore Funding LLC†	6.375%	10/6/2030	570,000	615,650
Hecla Mining Co.	7.25%	2/15/2028	346,000	349,407
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	921,000	952,019
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.75%	5/14/2030	941,000	990,325
Novelis Corp.†	6.875%	1/30/2030	934,000	969,309
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	462,000	481,020
Total				13,073,484

Miscellaneous Manufacturing 0.20%
Axon Enterprise, Inc.†	6.25%	3/15/2033	658,000	678,922
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	637,807
Total				1,316,729

Oil & Gas 2.51%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	618,000	644,970
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,185,385
APA Corp.	4.25%	1/15/2030	709,000	686,901
Caturus Energy LLC†	8.50%	2/15/2030	1,267,000	1,320,174
Continental Resources, Inc.†	5.75%	1/15/2031	1,953,000	2,014,893
Crescent Energy Finance LLC†	7.375%	1/15/2033	984,000	958,873
EQT Corp.	6.375%	4/1/2029	616,000	638,927
EQT Corp.	7.00%	2/1/2030	1,178,000	1,283,228
Expand Energy Corp.	5.375%	3/15/2030	353,000	358,984
Expand Energy Corp.†	5.875%	2/1/2029	2,349,000	2,357,898
Occidental Petroleum Corp.	6.625%	9/1/2030	1,022,000	1,095,771

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(b)	6.70%		2/16/2032	$1,347,000	$1,335,723
SM Energy Co.†	6.75%		8/1/2029	654,000	657,645
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	740,000	683,266
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	675,000	661,041
Transocean International Ltd.†(a)	7.875%		10/15/2032	424,000	424,000
Viper Energy Partners LLC	5.70%		8/1/2035	588,000	598,199
Total					16,905,878

Oil & Gas Services 0.20%
Kodiak Gas Services LLC†	6.50%		10/1/2033	659,000	671,390
WBI Operating LLC†(a)	6.25%		10/15/2030	688,000	688,000
Total					1,359,390

Packaging & Containers 0.23%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	923,000	947,547
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	632,000	633,980
Total					1,581,527

Pharmaceuticals 0.33%
Bayer Corp.†	6.65%		2/15/2028	670,000	700,551
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,138,566
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	380,000	373,568
Total					2,212,685

Pipelines 1.57%
Boardwalk Pipelines LP	3.40%		2/15/2031	881,000	825,413
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	630,680
Colonial Enterprises, Inc.†	5.627%		11/15/2035	677,000	682,606
DT Midstream, Inc.†	4.125%		6/15/2029	1,295,000	1,263,823
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	490,000	483,389
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	866,000	911,693
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,660,779
Greensaif Pipelines Bidco SARL (Luxembourg)(b)	5.853%		2/23/2036	980,000	1,029,996
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	679,707
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	817,000	831,236
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029	901,000	917,879
Venture Global LNG, Inc.†	8.375%		6/1/2031	607,000	637,760
Total					10,554,961

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 1.82%
Brandywine Operating Partnership LP	4.55%	10/1/2029	$1,028,000	$983,134
CFE Fibra E (Mexico)†(b)	5.875%	9/23/2040	1,275,000	1,289,790
Crown Castle, Inc.	3.30%	7/1/2030	2,129,000	2,017,723
EPR Properties	4.50%	6/1/2027	522,000	522,529
EPR Properties	4.95%	4/15/2028	511,000	515,067
Host Hotels & Resorts LP	5.70%	6/15/2032	919,000	947,384
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	697,000	672,198
Millrose Properties, Inc.†	6.375%	8/1/2030	657,000	668,668
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	2,203,000	2,195,304
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	910,000	901,378
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	1,500,000	1,519,209
Total				12,232,384

Retail 0.28%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	555,000	571,432
QXO Building Products, Inc.†	6.75%	4/30/2032	1,239,000	1,285,954
Total				1,857,386

Semiconductors 1.23%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	621,000	620,787
Broadcom, Inc.†	4.15%	4/15/2032	983,000	964,403
Broadcom, Inc.	4.30%	11/15/2032	1,119,000	1,104,940
Broadcom, Inc.	5.15%	11/15/2031	1,344,000	1,396,888
Broadcom, Inc.	5.20%	7/15/2035	1,469,000	1,514,521
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,021,000	1,060,181
Foundry JV Holdco LLC†	5.90%	1/25/2033	1,154,000	1,217,941
Foundry JV Holdco LLC†	6.25%	1/25/2035	353,000	378,251
Total				8,257,912

Software 0.78%
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	835,000	860,703
Fair Isaac Corp.†	6.00%	5/15/2033	1,024,000	1,039,302
MSCI, Inc.	5.25%	9/1/2035	889,000	896,697
Oracle Corp.	5.95%	9/26/2055	1,222,000	1,219,087
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,232,339
Total				5,248,128

Telecommunications 0.10%
Altice France SA (France)†(b)(c)	8.125%	2/1/2027	676,000	646,739

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.25%
Rand Parent LLC†	8.50%		2/15/2030	$935,000	$972,372
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	665,000	688,883
Total					1,661,255
Total Corporate Bonds (cost $291,136,293)					297,110,791

FLOATING RATE LOANS(d) 2.22%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	441,343	441,191

Commercial Services 0.29%
Avis Budget Car Rental LLC 2025 Term Loan B	6.663% (1 mo. USD Term SOFR + 2.50%	)	7/16/2032	332,167	330,091
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	6.005% (1 mo. USD Term SOFR + 1.75%	)	3/7/2032	938,642	931,236
Trans Union LLC 2024 Term Loan B8	5.913% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	214,825	214,892
Trans Union LLC 2024 Term Loan B9	5.913% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	498,944	499,129
Total					1,975,348

Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.038% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	427,000	427,668

Diversified Financial Services 0.50%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.885% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,881,497	1,884,112
Citadel Securities LP 2024 First Lien Term Loan	6.163% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	740,405	742,630
Hudson River Trading LLC 2024 Term Loan B	7.15% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	758,781	760,883
Total					3,387,625

Electric 0.20%
Calpine Corp. 2024 Term Loan B10	5.913% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	633,000	633,070
NRG Energy, Inc. 2024 Term Loan	6.064% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	724,643	725,527
Total					1,358,597

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.33%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	$1,385,894	$1,383,815
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.163% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	338,528	338,668
Six Flags Entertainment Corp. 2024 Term Loan B	6.163% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	497,481	494,994
Total					2,217,477

Environmental Control 0.14%
Clean Harbors Inc. 2025 Term Loan	–	(e)	9/24/2032	949,000	953,745

Pharmaceuticals 0.14%
Elanco Animal Health, Inc. Term Loan B	6.13% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	956,027	956,051

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.87% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	993,000	988,035

Retail 0.13%
Panera Bread Co. 2022 Term Loan A3	5.767% (3 mo. USD Term SOFR + 2.00%	)	6/15/2027	418,928	418,929
Panera Bread Co. 2022 Term Loan A5	5.767% (3 mo. USD Term SOFR + 2.00%	)	6/15/2027	418,929	421,023
Total					839,952

Utilities 0.21%
Alpha Generation LLC Term Loan B	6.163% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	1,412,864	1,412,688
Total Floating Rate Loans (cost $14,962,362)					14,958,377

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.43%

Kazakhstan 0.14%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	938,000	958,079

Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	728,000	739,510

Romania 0.18%
Romania Government International Bonds†	6.625%		5/16/2036	1,146,000	1,165,160
Total Foreign Government Obligations (cost $2,819,698)					2,862,749

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.85%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	$2,080,000	$1,863,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,515,271
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	1,600,000	1,553,961
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	880,000	882,665
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(f)	10/25/2033	960,000	997,223
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	2,510,000	2,342,821
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	2,260,000	2,225,529
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(f)	12/25/2034	1,030,000	1,046,978
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,141,528)					12,428,392

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.25%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,694,813	1,381,430
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050 - 7/1/2050	3,886,509	3,462,556
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	2,806,831	2,608,033
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	5,298,809	5,322,717
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	5,077,702	5,211,178
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 2/1/2055	6,437,345	6,685,241
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	2,075,967	2,162,402
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	8,678,347	7,471,217
Federal National Mortgage Association	3.00%		12/1/2048 - 4/1/2051	6,050,239	5,410,469
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	2,330,484	2,157,442

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	$3,627,015	$3,645,234
Federal National Mortgage Association	5.50%		3/1/2054 - 10/1/2054	5,945,270	6,076,847
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	1,787,646	1,861,675
Government National Mortgage Association(g)	2.00%		TBA	1,644,000	1,359,355
Government National Mortgage Association(g)	2.50%		TBA	5,018,000	4,321,092
Government National Mortgage Association(g)	3.00%		TBA	13,710,000	12,241,133
Government National Mortgage Association(g)	4.50%		TBA	5,640,000	5,468,634
Government National Mortgage Association(g)	5.00%		TBA	12,181,000	12,105,213
Government National Mortgage Association(g)	5.50%		TBA	15,628,000	15,737,454
Government National Mortgage Association(g)	6.00%		TBA	10,354,000	10,530,990
Government National Mortgage Association(g)	6.50%		TBA	6,477,000	6,652,607
Uniform Mortgage-Backed Security(g)	2.00%		TBA	7,489,000	6,038,172
Uniform Mortgage-Backed Security(g)	2.50%		TBA	9,096,000	7,666,185
Uniform Mortgage-Backed Security(g)	3.00%		TBA	1,028,000	903,152
Uniform Mortgage-Backed Security(g)	3.50%		TBA	3,454,000	3,156,112
Uniform Mortgage-Backed Security(g)	4.00%		TBA	3,682,000	3,470,642
Uniform Mortgage-Backed Security(g)	4.50%		TBA	3,371,000	3,298,766
Uniform Mortgage-Backed Security(g)	5.00%		TBA	16,805,000	16,783,045
Uniform Mortgage-Backed Security(g)	5.50%		TBA	10,359,000	10,503,379
Uniform Mortgage-Backed Security(g)	6.00%		TBA	991,000	1,012,277
Uniform Mortgage-Backed Security(g)	6.50%		TBA	1,028,000	1,062,730
Uniform Mortgage-Backed Security(g)	7.00%		TBA	737,000	771,730
Total Government Sponsored Enterprises Pass-Throughs (cost $177,026,135)					176,539,109

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.05%
ALA Trust Series 2025-OANA Class A†	5.894% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	1,040,000	1,046,925
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,370,000	2,481,286
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	1,189,308	992,506
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(f)	9/15/2056	1,200,000	1,292,928
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,660,000	1,750,754
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	830,000	870,678
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(f)	11/15/2057	880,000	926,755
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	750,000	786,303
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	3,210,000	3,396,012

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	$1,870,000	$1,943,692
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	880,000	914,515
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,710,000	1,791,782
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	750,000	782,212
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.53% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	594,137	595,547
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.90% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	1,190,000	1,193,320
BX Trust Series 2025-ROIC Class B†	5.544% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,165,455	1,164,193
BX Trust Series 2025-TAIL Class A†	5.55% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	460,000	459,973
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(f)	7/1/2051	1,744,435	1,452,333
CIM Trust Series 2021-J2 Class A1†	2.50%	#(f)	4/25/2051	259,145	215,441
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051	1,855,897	1,539,526
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	379,210	329,562
CONE Trust Series 2024-DFW1 Class A†	5.792% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	700,463
EFMT Series 2025-INV2 Class A1†	5.387%	(h)	5/26/2070	1,097,358	1,103,817
EFMT Series 2025-INV4 Class A1†	5.10%	(h)	10/25/2070	1,100,000	1,101,870
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.856% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	950,000	966,120
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.706% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	750,000	784,990
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	7.706% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	80,000	83,074
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.606% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	540,000	569,428
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.606% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	479,092	481,771

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.606% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	$639,037	$642,085
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.106% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	790,000	830,403
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.256% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	360,000	380,933
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.656% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	600,943	613,612
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	3,060,000	3,034,627
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	1,290,277	1,071,936
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	694,748	577,148
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(f)	4/25/2052	1,885,975	1,569,184
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	1,791,895	1,488,670
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	1,467,455	1,222,721
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(f)	2/26/2052	443,797	369,517
GS Mortgage-Backed Securities Trust Series 2022-HP1 Class A2†	3.00%	#(f)	9/25/2052	615,290	530,111
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(f)	8/25/2052	387,616	322,508
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	1,837,740	1,595,944
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(f)	1/13/2040	1,530,000	1,582,572
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	1,009,146	839,638
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	1,818,859	1,577,368
JP Morgan Mortgage Trust Series 2021-3 Class A3†	2.50%	#(f)	7/25/2051	203,912	169,905
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(f)	12/25/2051	502,905	419,034

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	$1,747,528	$1,521,962
JP Morgan Mortgage Trust Series 2021-INV6 Class A2A†	2.50%	#(f)	4/25/2052	636,100	531,222
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	943,349	818,665
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	785,903	681,009
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	950,957	825,860
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(f)	9/25/2052	1,033,574	894,411
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(f)	9/25/2065	1,144,125	1,155,817
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(f)	2/25/2066	600,000	601,168
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.04% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	690,000	691,976
MAD Commercial Mortgage Trust Series 2025-11MD Class A†	4.754%	#(f)	10/15/2042	830,000	828,751
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	960,000	1,004,336
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.844%	#(f)	11/25/2059	900,000	713,374
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.553%	(h)	5/25/2065	1,101,029	1,112,684
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	(h)	10/25/2060	700,000	705,589
OBX Trust Series 2025-NQM16 Class A1†	4.905%	(h)	8/25/2065	600,000	601,211
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	1,454,167	1,208,093
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	4,345	4,318
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,550,000	1,598,314
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	11,842	11,352
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.593% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	1,580,000	1,574,032
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.743% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	1,270,000	1,265,767
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.272% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	697,617

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	$1,065,504	$1,019,004
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	1,120,000	1,001,340
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.841% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,080,000	1,080,693
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	950,000	1,008,465
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(f)	9/25/2051	705,766	586,301
Total Non-Agency Commercial Mortgage-Backed Securities (cost $73,465,792)					74,299,023

U.S. TREASURY OBLIGATIONS 16.04%
U.S. Treasury Bonds	4.00%		11/15/2042	7,373,000	6,819,161
U.S. Treasury Bonds	4.50%		11/15/2054	22,496,400	21,666,845
U.S. Treasury Bonds	4.625%		11/15/2044	24,293,000	24,073,794
U.S. Treasury Bonds	4.75%		2/15/2045	13,118,000	13,203,062
U.S. Treasury Bonds	4.75%		5/15/2055	16,688,000	16,745,365
U.S. Treasury Notes	3.625%		8/31/2027	12,758,000	12,758,000
U.S. Treasury Notes	3.75%		6/30/2027	6,783,000	6,795,718
U.S. Treasury Notes	4.00%		5/31/2030	5,722,000	5,789,949
Total U.S. Treasury Obligations (cost $106,816,148)					107,851,894
Total Long-Term Investments (cost $780,741,814)					789,035,341

SHORT-TERM INVESTMENTS 2.05%

REPURCHASE AGREEMENTS 2.05%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $5,801,600 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $5,898,719; proceeds: $5,783,476 (cost $5,782,873)				5,782,873	5,782,873
Repurchase Agreement dated 9/30/2025, 4.200% due 10/1/2025 with JPMorgan Securities LLC collateralized by $8,030,200 of U.S. Treasury Note at 3.375% due 9/15/2027; value: $8,000,000; proceeds: $8,000,933 (cost $8,000,000)				8,000,000	8,000,000
Total Repurchase Agreements (cost $13,782,873)					13,782,873
Total Investments in Securities 119.39% (cost $794,524,687)					802,818,214
Other Assets and Liabilities - Net(i) (19.39)%					(130,384,284)
Net Assets 100.00%					$672,433,930

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $275,513,530, which represents 40.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Step Bond - Security with a predetermined schedule of interest rate changes.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2025	295	Long	$32,184,563	$32,212,617	$28,054

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	69	Long	$7,972,060	$7,940,391	$(31,669)

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$102,985,006	$–	$102,985,006
Corporate Bonds	–	297,110,791	–	297,110,791
Floating Rate Loans	–	14,958,377	–	14,958,377
Foreign Government Obligations	–	2,862,749	–	2,862,749
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,428,392	–	12,428,392
Government Sponsored Enterprises Pass-Throughs	–	176,539,109	–	176,539,109
Non-Agency Commercial Mortgage-Backed Securities	–	74,299,023	–	74,299,023
U.S. Treasury Obligations	–	107,851,894	–	107,851,894
Short-Term Investments
Repurchase Agreements	–	13,782,873	–	13,782,873
Total	$–	$802,818,214	$–	$802,818,214
Other Financial Instruments
Futures Contracts
Assets	$28,054	$–	$–	$28,054
Liabilities	(31,669)	–	–	(31,669)
Total	$(3,615)	$–	$–	$(3,615)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

132	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

133

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

134

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$23,092,108	$25,227,636
Developing Growth Portfolio	1,469,785	1,512,396
Dividend Growth Portfolio	701,159	706,512
Growth Opportunities Portfolio	32,730	34,232

135

QPHR-SERIES-3Q

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